UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811–05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292–1000

Date of fiscal year end:	December 31, 2019

Date of reporting period:	January 1, 2019 — December 31, 2019

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

IMPORTANT NOTICE: Delivery of paper fund reports

In accordance with regulations adopted by the Securities and Exchange Commission, beginning on or after January 1, 2021, at the election of your insurance provider, you may not receive paper reports like this one in the mail from the insurance provider that offers your variable annuity contract or variable life insurance policy unless you specifically request it. Instead, they will be available on a website, and your insurance provider will notify you by mail whenever a new one is available, and provide you with a website link to access the report.

If you wish to continue to receive paper reports free of charge after January 1, 2021, please contact your insurance provider.

If you already receive these reports electronically, no action is required.

Message from the Trustees

February 13, 2020

Dear Shareholder:

Global financial markets overcame a number of uncertainties in 2019. Both stock and bond markets experienced bouts of volatility, but performance recovered despite macroeconomic headwinds and risks. Stock markets worldwide delivered solid returns for the calendar year, with all three major U.S. equity indexes reaching record highs in December. The year was also beneficial for bond investors, as global fixed-income markets posted strong returns, thanks in part to policy easing from central banks.

Although no one can predict the direction of the markets in the months ahead, Putnam’s experienced investment professionals actively seek to position their fund portfolios for all types of conditions. They take a research-intensive approach to investing that includes risk management strategies designed to serve investors through changing markets. In all environments, we believe investors should remain focused on time-tested approaches, such as maintaining a well-diversified portfolio, thinking about long-term goals, and speaking regularly with a financial advisor.

Thank you for investing with Putnam.

Performance summary (as of 12/31/19)

Investment objective

High current income consistent with what Putnam Investment Management, LLC, believes to be prudent risk

Net asset value December 31, 2019

Class IA: $11.63	Class IB: $11.50

Total return at net asset value

			Bloomberg
			Barclays U.S.
			Aggregate Bond
(as of 12/31/19)	Class IA shares*	Class IB shares†	Index
1 year	12.24%	11.89%	8.72%
5 years	20.56	18.99	16.20
Annualized	3.81	3.54	3.05
10 years	69.09	64.87	44.45
Annualized	5.39	5.13	3.75
Life	619.57	573.50	560.79
Annualized	6.38	6.16	6.11

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

* Class inception date: February 1, 1988.

† Class inception date: April 30, 1998.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. Performance of class IB shares before their inception is derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Allocations are shown as a percentage of the fund’s net assets. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Allocations may not total 100% because the table includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

Credit qualities are shown as a percentage of net assets. A bond rated BBB or higher (A-3 or higher, for short-term debt) is considered investment grade. This chart reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. To-be-announced (TBA) mortgage commitments, if any, are included based on their issuer ratings. Ratings may vary over time.

Cash, derivative instruments, and net other assets are shown in the not-rated category. Payables and receivables for TBA mortgage commitments are included in the not-rated category and may result in negative weights. The fund itself has not been rated by an independent rating agency.

Putnam VT Income Fund 1

Report from your fund’s managers

How was the investment environment for the 12-month reporting period ended December 31, 2019?

Fixed-income markets delivered positive results across all sectors of the U.S. bond market amid slowing economic growth, benign inflation, and U.S. equity markets testing new highs. At times, risk-off sentiment weighed on the markets due to fears about the U.S.–China trade war and higher interest rates. Still, securitized debt, corporate credit, and government securities rallied, supported by an increasingly dovish Federal Reserve [Fed].

The Fed reduced its benchmark rate in July, September, and October to support economic growth, reversing most of the Fed’s four increases in 2018. Following its October policy meeting, the Fed shifted from acting to sustain the longest recorded U.S. economic expansion to pausing to allow the stimulative effects of the rate cuts to filter through the economy. At its December 2019 policy meeting, the Fed held interest rates steady. The decision was a rare unanimous decision. Chair Jerome Powell signaled that the Fed expects to leave rates unchanged in 2020 as long as market conditions remained broadly consistent with the central bank’s outlook.

The yield on the benchmark 10-year U.S. Treasury bond fell steadily during the 12-month period from 2.69% to 1.92%, contributing to rising bonds prices. Against this backdrop, the Bloomberg Barclays U.S. Aggregate Bond Index rose 8.72% for the period.

How did Putnam VT Income Fund perform in this environment?

For the 12-month period, the fund’s IA shares returned 12.24%, outperforming the benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index.

What were some holdings that helped fund performance?

The fund’s allocation to mortgage credit securities was the main driver of the fund’s performance. Within commercial mortgage-backed securities [CMBS], the fund’s exposure to both cash bonds and CMBX rated A- and BBB was additive. CMBX is an index that references a basket of CMBS issued in a particular year. Our residential mortgage exposure also was positive, particularly the allocation to agency credit-risk transfer securities [CRTs] and pay-option adjustable-rate mortgages [ARMs]. Both sub-sectors benefited from strong investor demand and improving housing fundamentals.

What were some holdings that detracted from performance?

Our allocation to emerging markets was the primary detractor for the period. With global growth momentum slowing, the sector experienced volatility throughout the year. Additionally, several of our emerging-market holdings experienced some adverse idiosyncratic events as well.

How did you use derivatives during the period?

We used credit default swaps to gain exposure to CMBS via the CMBX indices. We employed credit default swaps to hedge the fund’s credit and market risks, and increase the fund’s exposure to specific sectors and gain liquid exposure to specific issuers. We used bond futures and interest-rate swaps to take tactical positions at various points along the yield curve and to hedge the risk associated with the fund’s curve positioning. We also used interest-rate swaps to manage term structure strategies. Additionally, we utilized options to isolate prepayment risk, hedge duration and convexity, and manage downside risks.

What is your market outlook for 2020?

The data flow from the United States has been mixed, with some notably weak data releases from the globally integrated manufacturing sector. The key features of the economy are unchanged, in our view. The service sector remains buoyant, the labor market is holding firm, and we saw reasonably good consumption spending during the year-end holiday season. On the other hand, we believe all indications suggest corporate investment will remain weak. In our view, the “phase one” trade deal with China certainly has helped the optimists, but the details were marginal as 2019 came to a close. In our view, how the next phase progresses largely depends on how President Trump believes the issue will influence his reelection campaign, which won’t be clear until we know who his opponent is likely to be.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future.

Consider these risks before investing: Funds that invest in government securities are not guaranteed. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). The fund may have to invest the proceeds from prepaid investments, including mortgage-backed investments, in other investments with less attractive terms and yields. Interest-rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Unlike bonds, funds that invest in bonds have fees and expenses. The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political, or financial market conditions; investor sentiment and market perceptions; government actions; geopolitical events or changes; and factors related to a specific issuer, geography, industry, or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. You can lose money by investing in the fund.

2 Putnam VT Income Fund

Your fund’s managers

Portfolio Manager Michael V. Salm is a Co-Head of Fixed Income at Putnam. He joined Putnam in 1997 and has been in the investment industry since 1989.

Portfolio Manager Brett S. Kozlowski, CFA, joined Putnam in 2008 and has been in the investment industry since 1997.

Portfolio Manager Emily E. Shanks joined Putnam in 2012 and has been in the investment industry since 1999.

Your fund’s managers also manage other accounts advised by Putnam Management or an affiliate, including retail mutual fund counterparts to the funds in Putnam Variable Trust.

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

Putnam VT Income Fund 3

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The two left-hand columns of the Expenses per $1,000 table show the expenses you would have paid on a $1,000 investment in your fund from 7/1/19 to 12/31/19. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the Expenses per $1,000 table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expense ratios

	Class IA	Class IB
Total annual operating expenses for the fiscal
year ended 12/31/18	0.59%	0.84%
Annualized expense ratio for the six-month
period ended 12/31/19*	0.56%	0.81%

Fiscal-year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

*For the fund’s most recent fiscal half year; may differ from expense ratios based on one-year data in the financial highlights.

Expenses per $1,000

Expenses and value for a
	Expenses and value for a		$1,000 investment, assuming
	$1,000 investment, assuming		a hypothetical 5% annualized
	actual returns for the		return for the 6 months
	6 months ended 12/31/19		ended 12/31/19
	Class IA	Class IB	Class IA	Class IB
Expenses paid
per $1,000*†	$2.87	$4.15	$2.85	$4.13
Ending value
(after
expenses)	$1,036.50	$1,035.10	$1,022.38	$1,021.12

*Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 12/31/19. The expense ratio may differ for each share class.

†Expenses based on actual returns are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year. Expenses based on a hypothetical 5% return are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

4 Putnam VT Income Fund

Report of Independent Registered Public Accounting Firm

To the Trustees of Putnam Variable Trust
and Shareholders of Putnam VT Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the fund’s portfolio, of Putnam VT Income Fund (one of the funds constituting Putnam Variable Trust, referred to hereafter as the “Fund”) as of December 31, 2019, the related statement of operations for the year ended December 31, 2019, the statement of changes in net assets for each of the two years in the period ended December 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2019 and the financial highlights for each of the five years in the period ended December 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 13, 2020

We have served as the auditor of one or more investment companies in the Putnam Investments family of mutual funds since at least 1957. We have not been able to determine the specific year we began serving as auditor.

Putnam VT Income Fund 5

The fund’s portfolio 12/31/19

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (52.4%)*	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (9.2%)
Government National Mortgage Association
Pass-Through Certificates
5.00%, with due dates from 5/20/48 to 8/20/49	$1,948,101	$2,083,052
4.70%, with due dates from 5/20/67 to 8/20/67	308,460	342,900
4.625%, 6/20/67	100,724	111,300
4.509%, 3/20/67	100,368	110,280
4.50%, TBA, 1/1/50	3,000,000	3,136,875
4.50%, 5/20/48	259,201	282,100
4.00%, TBA, 1/1/50	4,000,000	4,140,625
4.00%, with due dates from 2/20/48 to 5/20/48	1,795,731	1,924,340
3.50%, TBA, 1/1/50	6,000,000	6,184,219
3.50%, with due dates from 11/15/47
to 11/20/49	3,462,944	3,642,201
3.00%, TBA, 1/1/50	1,000,000	1,027,500
		22,985,392
U.S. Government Agency Mortgage Obligations (43.2%)
Federal Home Loan Mortgage Corporation
Pass-Through Certificates
4.50%, with due dates from 7/1/44 to 3/1/45	666,324	718,440
4.00%, 9/1/45	974,855	1,040,634
3.50%, with due dates from 8/1/43 to 2/1/47	2,806,580	2,945,964
3.50%, 10/1/25 [i]	279,812	291,337
3.00%, with due dates from 3/1/43 to 6/1/46	1,183,970	1,220,103
Federal National Mortgage Association
Pass-Through Certificates
5.00%, 3/1/38	8,326	9,218
4.50%, with due dates from 7/1/44 to 5/1/45	1,182,747	1,272,853
4.00%, with due dates from 9/1/45 to 6/1/46	1,542,998	1,641,471
3.50%, with due dates from 6/1/56 to 9/1/57	3,761,167	3,971,521
3.50%, with due dates from 7/1/43 to 1/1/47	1,733,694	1,810,184
3.50%, 9/1/37 [i]	373,489	386,186
3.00%, with due dates from 9/1/42 to 3/1/47	4,472,609	4,619,995
Uniform Mortgage-Backed Securities
6.00%, TBA, 1/1/50	2,000,000	2,194,062
5.50%, TBA, 1/1/50	2,000,000	2,153,750
4.50%, TBA, 1/1/50	3,000,000	3,158,906
4.00%, TBA, 1/1/50	11,000,000	11,442,578
3.50%, TBA, 1/1/50	15,000,000	15,432,422
3.00%, TBA, 2/1/50	16,000,000	16,220,000
3.00%, TBA, 1/1/50	37,000,000	37,531,875
		108,061,499
Total U.S. government and agency mortgage
obligations (cost $130,610,020)		$131,046,891

U.S. TREASURY OBLIGATIONS (—%)*	Principal amount	Value

U.S. Treasury Notes 2.00%, 10/31/21 [i]	$38,000	$38,413
Total U.S. treasury obligations (cost $38,413)		$38,413

MORTGAGE-BACKED SECURITIES (35.6%)* Principal amount		Value

Agency collateralized mortgage obligations (12.6%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x
1 Month US LIBOR) + 25.79%), 18.793%, 4/15/37	$159,772	$255,763
REMICs IFB Ser. 2976, Class LC, ((-3.667 x
1 Month US LIBOR) + 24.42%), 18.041%, 5/15/35	25,470	37,339
REMICs IFB Ser. 3072, Class SM, ((-3.667 x
1 Month US LIBOR) + 23.80%), 17.418%, 11/15/35	115,625	180,062
REMICs IFB Ser. 3065, Class DC, ((-3 x 1 Month US
LIBOR) + 19.86%), 14.641%, 3/15/35	206,040	271,994

MORTGAGE-BACKED
SECURITIES (35.6%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 2990, Class LB, ((-2.556 x
1 Month US LIBOR) + 16.95%), 12.499%, 6/15/34	$98,431	$114,702
REMICs IFB Ser. 4074, Class KS, IO, ((-1 x
1 Month US LIBOR) + 6.70%), 4.96%, 2/15/41	984,814	125,564
REMICs Ser. 4601, Class PI, IO, 4.50%, 12/15/45	1,206,917	182,475
REMICs Ser. 4132, Class IP, IO, 4.50%, 11/15/42	837,136	96,187
REMICs Ser. 4122, Class TI, IO, 4.50%, 10/15/42	399,188	67,625
REMICs Ser. 4018, Class DI, IO, 4.50%, 7/15/41	367,593	39,538
REMICs Ser. 3707, Class PI, IO, 4.50%, 7/15/25	93,214	2,260
REMICs IFB Ser. 4738, Class QS, IO, ((-1 x
1 Month US LIBOR) + 6.20%), 4.46%, 12/15/47	2,251,767	395,183
REMICs IFB Ser. 4912, Class PS, IO, ((-1 x
1 Month US LIBOR) + 6.05%), 4.31%, 9/25/49	2,434,932	303,702
REMICs IFB Ser. 4839, Class AS, IO, ((-1 x
1 Month US LIBOR) + 6.05%), 4.31%, 6/15/42	2,065,477	237,530
REMICs IFB Ser. 3852, Class NT, ((-1 x 1 Month US
LIBOR) + 6.00%), 4.26%, 5/15/41	270,721	276,267
REMICs Ser. 4546, Class TI, IO, 4.00%, 12/15/45	1,316,395	174,422
REMICs Ser. 4500, Class GI, IO, 4.00%, 8/15/45	865,185	137,720
REMICs Ser. 4165, Class AI, IO, 3.50%, 2/15/43	1,257,547	181,313
REMICs Ser. 4663, Class KI, IO, 3.50%, 11/15/42	1,997,183	111,942
REMICs Ser. 4182, Class GI, IO, 3.00%, 1/15/43	1,606,646	78,214
REMICs Ser. 4141, Class PI, IO, 3.00%, 12/15/42	1,013,655	93,175
REMICs Ser. 4158, Class TI, IO, 3.00%, 12/15/42	2,342,626	185,677
REMICs Ser. 4176, Class DI, IO, 3.00%, 12/15/42	2,092,105	189,030
REMICs Ser. 4183, Class MI, IO, 3.00%, 2/15/42	947,629	64,249
REMICs Ser. 4206, Class IP, IO, 3.00%, 12/15/41	886,891	60,113
REMICs Ser. 3835, Class FO, PO, zero %, 4/15/41	664,242	593,141
REMICs Ser. 3369, Class BO, PO, zero %, 9/15/37	4,157	3,616
REMICs Ser. 3391, PO, zero %, 4/15/37	26,067	23,017
REMICs Ser. 3300, PO, zero %, 2/15/37	32,810	28,866
REMICs Ser. 3175, Class MO, PO, zero %, 6/15/36	6,406	5,661
REMICs Ser. 3210, PO, zero %, 5/15/36	10,222	9,646
REMICs Ser. 3326, Class WF, zero %, 10/15/35 W	5,589	4,589
REMICs FRB Ser. 3117, Class AF, (1 Month US LIBOR
+ 0.00%), zero %, 2/15/36	6,862	5,610
Strips Ser. 315, PO, zero %, 9/15/43	1,816,325	1,553,066
Federal National Mortgage Association
REMICs IFB Ser. 06-62, Class PS, ((-6 x 1 Month
US LIBOR) + 39.90%), 29.148%, 7/25/36	95,700	168,738
REMICs IFB Ser. 06-8, Class HP, ((-3.667 x
1 Month US LIBOR) + 24.57%), 17.996%, 3/25/36	136,018	221,237
REMICs IFB Ser. 07-53, Class SP, ((-3.667 x
1 Month US LIBOR) + 24.20%), 17.629%, 6/25/37	93,364	143,145
REMICs IFB Ser. 05-122, Class SE, ((-3.5 x
1 Month US LIBOR) + 23.10%), 16.828%, 11/25/35	144,062	192,237
REMICs IFB Ser. 05-75, Class GS, ((-3 x 1 Month
US LIBOR) + 20.25%), 14.874%, 8/25/35	84,088	111,475
REMICs IFB Ser. 05-106, Class JC, ((-3.101 x
1 Month US LIBOR) + 20.12%), 14.567%, 12/25/35	101,486	135,961
REMICs IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month
US LIBOR) + 17.39%), 12.735%, 11/25/34	23,205	26,790
REMICs IFB Ser. 11-4, Class CS, ((-2 x 1 Month US
LIBOR) + 12.90%), 9.316%, 5/25/40	136,908	162,934
REMICs Ser. 15-33, Class AI, IO, 5.00%, 6/25/45	1,944,808	350,066
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x
1 Month US LIBOR) + 6.40%), 4.608%, 4/25/40	641,571	118,691
REMICs IFB Ser. 17-108, Class SA, IO, ((-1 x
1 Month US LIBOR) + 6.15%), 4.358%, 1/25/48	2,678,725	515,923
REMICs IFB Ser. 19-3, Class SA, IO, ((-1 x
1 Month US LIBOR) + 6.10%), 4.308%, 2/25/49	4,888,697	836,603

6 Putnam VT Income Fund

MORTGAGE-BACKED
SECURITIES (35.6%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
REMICs IFB Ser. 18-94, Class SA, IO, ((-1 x
1 Month US LIBOR) + 6.10%), 4.308%, 1/25/49	$2,982,490	$453,898
REMICs IFB Ser. 16-91, Class AS, IO, ((-1 x
1 Month US LIBOR) + 6.10%), 4.308%, 12/25/46	2,486,107	429,624
REMICs IFB Ser. 16-8, Class SA, IO, ((-1 x
1 Month US LIBOR) + 6.05%), 4.258%, 3/25/46	5,207,176	884,288
REMICs Ser. 17-2, Class KI, IO, 4.00%, 2/25/47	1,833,090	261,857
REMICs Ser. 15-3, Class BI, IO, 4.00%, 3/25/44	742,469	61,913
REMICs Ser. 12-124, Class UI, IO, 4.00%,
11/25/42	2,666,738	440,030
REMICs Ser. 12-118, Class PI, IO, 4.00%, 6/25/42	919,361	128,921
REMICs Ser. 12-62, Class EI, IO, 4.00%, 4/25/41	1,234,579	121,541
REMICs Ser. 12-22, Class CI, IO, 4.00%, 3/25/41	902,376	93,913
REMICs Ser. 13-18, Class IN, IO, 3.50%, 3/25/43	782,649	82,043
REMICs Ser. 13-55, Class IK, IO, 3.00%, 4/25/43	802,119	69,988
REMICs Ser. 12-144, Class KI, IO, 3.00%,
11/25/42	2,572,651	172,182
REMICs Ser. 13-55, Class PI, IO, 3.00%, 5/25/42	1,016,151	50,100
REMICs Ser. 13-67, Class IP, IO, 3.00%, 2/25/42	1,322,306	50,167
REMICs Ser. 13-30, Class IP, IO, 3.00%, 10/25/41	544,967	17,563
REMICs Ser. 13-23, Class LI, IO, 3.00%, 6/25/41	584,870	18,057
REMICs Ser. 14-28, Class AI, IO, 3.00%, 3/25/40	1,981,841	152,199
Interest Strip Ser. 372, Class 1, PO, zero %,
8/25/36	17,629	16,085
REMICs Ser. 07-64, Class LO, PO, zero %, 7/25/37	9,052	8,456
Government National Mortgage Association
Ser. 09-79, Class IC, IO, 6.00%, 8/20/39	847,262	155,388
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47	721,770	146,469
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	69,137	10,417
Ser. 15-35, Class AI, IO, 5.00%, 3/16/45	1,063,902	225,468
Ser. 14-180, IO, 5.00%, 12/20/44	2,168,055	461,817
Ser. 14-76, IO, 5.00%, 5/20/44	628,604	130,156
Ser. 14-25, Class QI, IO, 5.00%, 1/20/44	898,788	166,685
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	521,328	107,081
Ser. 11-116, Class IB, IO, 5.00%, 10/20/40	13,586	996
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	339,763	70,026
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	2,663,267	552,095
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	1,402,022	285,774
Ser. 17-132, Class IA, IO, 4.50%, 9/20/47	1,036,312	185,241
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	314,174	33,745
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	265,144	30,751
Ser. 12-129, IO, 4.50%, 11/16/42	639,183	132,880
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	539,663	98,590
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	530,895	101,348
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	632,311	133,108
Ser. 13-34, Class PI, IO, 4.50%, 8/20/39	730,899	46,968
IFB Ser. 12-149, Class GS, IO, ((-1 x 1 Month US
LIBOR) + 6.20%), 4.435%, 12/20/42	2,770,503	491,875
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month US
LIBOR) + 6.15%), 4.385%, 9/20/43	390,521	69,380
IFB Ser. 19-83, Class JS, IO, ((-1 x 1 Month US
LIBOR) + 6.10%), 4.335%, 7/20/49	3,077,547	515,612
IFB Ser. 19-83, Class SW, IO, ((-1 x 1 Month US
LIBOR) + 6.10%), 4.335%, 7/20/49	3,101,777	540,392
IFB Ser. 18-155, Class SE, IO, ((-1 x 1 Month US
LIBOR) + 6.10%), 4.335%, 11/20/48	2,824,591	394,504
IFB Ser. 19-44, Class SA, IO, ((-1 x 1 Month US
LIBOR) + 6.05%), 4.285%, 4/20/49	2,454,370	329,875
IFB Ser. 19-21, Class SJ, IO, ((-1 x 1 Month US
LIBOR) + 6.05%), 4.285%, 2/20/49	2,390,613	296,675
IFB Ser. 11-17, Class S, IO, ((-1 x 1 Month US
LIBOR) + 6.05%), 4.285%, 2/20/41	1,605,612	285,780

MORTGAGE-BACKED
SECURITIES (35.6%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Government National Mortgage Association
IFB Ser. 19-121, Class SD, IO, ((-1 x 1 Month US
LIBOR) + 6.00%), 4.235%, 10/20/49	$215,758	$55,191
Ser. 15-149, Class KI, IO, 4.00%, 10/20/45	1,447,757	236,115
Ser. 15-94, IO, 4.00%, 7/20/45	274,610	53,961
Ser. 15-99, Class LI, IO, 4.00%, 7/20/45	300,705	32,496
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	1,450,438	284,286
Ser. 17-45, Class IM, IO, 4.00%, 10/20/44	1,343,290	136,008
Ser. 14-2, Class IL, IO, 4.00%, 1/16/44	1,620,165	296,010
Ser. 14-63, Class PI, IO, 4.00%, 7/20/43	651,214	68,737
Ser. 15-52, Class IE, IO, 4.00%, 1/16/43	725,176	90,364
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	1,110,557	198,066
Ser. 12-38, Class MI, IO, 4.00%, 3/20/42	3,637,221	679,833
Ser. 12-50, Class PI, IO, 4.00%, 12/20/41	680,921	79,178
Ser. 14-4, Class IK, IO, 4.00%, 7/20/39	661,777	35,971
Ser. 14-162, Class DI, IO, 4.00%, 11/20/38	230,620	2,974
Ser. 18-127, Class IE, IO, 3.50%, 1/20/46	765,625	98,980
Ser. 15-69, Class XI, IO, 3.50%, 5/20/45	1,052,654	96,949
Ser. 16-136, Class YI, IO, 3.50%, 3/20/45	1,448,010	108,601
Ser. 17-6, Class DI, IO, 3.50%, 1/20/44	1,110,859	46,327
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	679,435	93,579
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	513,665	70,408
Ser. 12-136, IO, 3.50%, 11/20/42	1,315,015	230,075
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42	976,938	179,178
Ser. 18-127, Class IA, IO, 3.50%, 4/20/42	1,925,786	152,965
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	1,322,089	128,110
Ser. 15-26, Class AI, IO, 3.50%, 5/20/39	1,684,617	109,500
Ser. 14-100, Class JI, IO, 3.50%, 7/16/29	1,535,687	135,220
Ser. 13-23, Class IK, IO, 3.00%, 9/20/37	596,649	39,558
Ser. 14-46, Class KI, IO, 3.00%, 6/20/36	475,117	22,045
Ser. 17-H18, Class CI, IO, 2.792%, 9/20/67 W	2,620,144	370,095
Ser. 19-H02, Class DI, IO, 2.51%, 11/20/68 W	4,216,030	490,114
Ser. 16-H06, Class AI, IO, 2.486%, 2/20/66	3,394,877	283,078
FRB Ser. 15-H16, Class XI, IO, 2.426%, 7/20/65 W	1,552,776	153,259
Ser. 15-H13, Class AI, IO, 2.407%, 6/20/65 W	4,064,767	355,667
Ser. 17-H12, Class QI, IO, 2.331%, 5/20/67 W	3,216,330	346,048
Ser. 16-H02, Class HI, IO, 2.287%, 1/20/66 W	7,019,997	513,162
Ser. 16-H23, Class NI, IO, 2.247%, 10/20/66 W	6,755,882	710,043
Ser. 17-H08, Class NI, IO, 2.189%, 3/20/67 W	3,707,994	391,935
Ser. 16-H04, Class KI, IO, 2.148%, 2/20/66 W	3,035,242	204,879
Ser. 16-H11, Class HI, IO, 2.10%, 1/20/66 W	3,239,805	259,184
Ser. 16-H24, Class JI, IO, 2.043%, 11/20/66 W	1,356,872	157,736
Ser. 16-H27, Class BI, IO, 2.028%, 12/20/66 W	1,640,086	178,146
Ser. 15-H15, Class JI, IO, 2.012%, 6/20/65 W	1,761,915	160,510
Ser. 17-H09, Class DI, IO, 1.944%, 3/20/67 W	3,476,175	285,526
Ser. 15-H12, Class AI, IO, 1.892%, 5/20/65 W	2,825,772	217,584
Ser. 15-H20, Class AI, IO, 1.862%, 8/20/65 W	1,388,028	114,235
Ser. 15-H10, Class CI, IO, 1.846%, 4/20/65 W	1,674,954	136,361
Ser. 15-H04, Class AI, IO, 1.842%, 12/20/64 W	3,258,819	248,485
Ser. 15-H12, Class GI, IO, 1.841%, 5/20/65 W	3,085,091	252,977
Ser. 17-H10, Class MI, IO, 1.815%, 4/20/67 W	3,642,411	321,989
Ser. 15-H12, Class EI, IO, 1.736%, 4/20/65 W	3,455,120	266,044
Ser. 15-H09, Class BI, IO, 1.73%, 3/20/65 W	2,041,921	142,873
Ser. 16-H14, IO, 1.717%, 6/20/66 W	3,966,071	269,534
Ser. 15-H25, Class CI, IO, 1.694%, 10/20/65 W	2,221,275	189,697
Ser. 15-H01, Class CI, IO, 1.664%, 12/20/64 W	2,341,926	97,656
Ser. 15-H25, Class AI, IO, 1.645%, 9/20/65 W	2,830,181	209,150
Ser. 15-H22, Class EI, IO, 1.645%, 8/20/65 W	1,278,174	55,217
Ser. 15-H17, Class CI, IO, 1.629%, 6/20/65 W	2,535,106	105,552
Ser. 15-H28, Class DI, IO, 1.59%, 8/20/65 W	2,825,748	181,385
Ser. 17-H14, Class EI, IO, 1.537%, 6/20/67 W	4,906,201	392,496
Ser. 14-H08, Class CI, IO, 1.524%, 3/20/64 W	3,252,356	150,373

Putnam VT Income Fund 7

MORTGAGE-BACKED
SECURITIES (35.6%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 14-H11, Class GI, IO, 1.506%, 6/20/64 W	$5,942,742	$384,347
Ser. 14-H07, Class BI, IO, 1.499%, 5/20/64 W	5,484,669	397,639
Ser. 10-H19, Class GI, IO, 1.456%, 8/20/60 W	3,480,767	177,613
Ser. 10-151, Class KO, PO, zero %, 6/16/37	88,050	76,023
Ser. 06-36, Class OD, PO, zero %, 7/16/36	2,352	2,028
		31,594,304
Commercial mortgage-backed securities (11.9%)
Banc of America Commercial Mortgage Trust FRB
Ser. 07-1, Class XW, IO, 0.292%, 1/15/49 W	165,275	345
Banc of America Commercial Mortgage Trust 144A
FRB Ser. 07-5, Class XW, IO, zero %, 2/10/51 W	476,412	5
Banc of America Merrill Lynch Commercial
Mortgage, Inc. FRB Ser. 05-1, Class B, 5.503%,
11/10/42 W	427,576	384,818
Banc of America Merrill Lynch Commercial
Mortgage, Inc. 144A FRB Ser. 05-1, Class XW, IO,
zero %, 11/10/42 W	7,996,078	80
Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.45%, 1/12/45 W	534,000	459,240
FRB Ser. 04-PR3I, Class X1, IO, zero %, 2/11/41 W	9,122	—
Bear Stearns Commercial Mortgage Securities
Trust 144A
FRB Ser. 06-PW11, Class B, 5.775%, 3/11/39 W	1,043,311	521,655
FRB Ser. 06-PW14, Class X1, IO, 0.308%,
12/11/38 W	204,665	2,108
CD Commercial Mortgage Trust 144A FRB
Ser. 07-CD4, Class XW, IO, 1.301%, 12/11/49 W	59,735	2,450
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.741%, 12/15/47 W	131,000	137,550
FRB Ser. 11-C2, Class E, 5.741%, 12/15/47 W	597,000	601,567
Citigroup Commercial Mortgage Trust
FRB Ser. 14-GC19, Class XA, IO, 1.153%,
3/10/47 W	9,928,942	403,929
FRB Ser. 13-GC17, Class XA, IO, 1.038%,
11/10/46 W	3,748,634	128,150
Citigroup Commercial Mortgage Trust 144A
FRB Ser. 12-GC8, Class XA, IO, 1.771%, 9/10/45 W	3,128,759	119,919
COMM Mortgage Trust
FRB Ser. 14-CR17, Class C, 4.786%, 5/10/47 W	795,000	840,156
FRB Ser. 14-UBS6, Class C, 4.449%, 12/10/47 W	70,000	71,431
FRB Ser. 14-LC15, Class XA, IO, 1.097%,
4/10/47 W	5,709,397	219,241
FRB Ser. 14-CR19, Class XA, IO, 1.032%,
8/10/47 W	5,318,379	210,113
FRB Ser. 15-CR23, Class XA, IO, 0.927%,
5/10/48 W	5,642,775	213,805
FRB Ser. 13-CR11, Class XA, IO, 0.926%,
8/10/50 W	8,203,218	249,813
FRB Ser. 14-UBS6, Class XA, IO, 0.898%,
12/10/47 W	8,642,915	313,401
COMM Mortgage Trust 144A
FRB Ser. 12-CR1, Class D, 5.32%, 5/15/45 W	115,000	117,817
FRB Ser. 13-CR13, Class E, 4.889%, 11/10/46 W	323,000	325,725
FRB Ser. 14-CR17, Class D, 4.85%, 5/10/47 W	198,000	201,558
FRB Ser. 14-CR19, Class D, 4.747%, 8/10/47 W	359,000	357,469
FRB Ser. 13-CR6, Class D, 4.081%, 3/10/46 W	205,000	205,977
FRB Ser. 12-LC4, Class XA, IO, 2.103%,
12/10/44 W	4,010,212	132,806
FRB Ser. 06-C8, Class XS, IO, 0.359%, 12/10/46 W	129,320	1

MORTGAGE-BACKED
SECURITIES (35.6%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 07-C4, Class C, 5.719%, 9/15/39 W	$12,006	$12,006
FRB Ser. 07-C2, Class AX, IO, 0.016%, 1/15/49 W	3,344,673	33
CSAIL Commercial Mortgage Trust FRB Ser. 15-C1,
Class C, 4.272%, 4/15/50 W	191,000	199,652
CSAIL Commercial Mortgage Trust 144A FRB
Ser. 15-C1, Class D, 3.772%, 4/15/50 W	502,000	483,436
CSMC Trust FRB Ser. 16-NXSR, Class XA, IO, 0.78%,
12/15/49 W	7,566,917	298,901
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A,
Class D, 5.334%, 8/10/44 W	386,000	401,608
Federal Home Loan Mortgage Corporation
Multifamily Structured Pass-Through Certificates
FRB Ser. KG02, Class X1, IO, 1.144%, 8/25/29 W	5,451,000	433,266
GE Commercial Mortgage Corp. Trust 144A FRB
Ser. 07-C1, Class XC, IO, 0.076%, 12/10/49 W	4,912,163	49
GS Mortgage Securities Corp., II FRB
Ser. 13-GC10, Class XA, IO, 1.502%, 2/10/46 W	6,148,497	265,000
GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 4.99%, 1/10/47 W	584,000	573,780
FRB Ser. 13-GC12, Class XA, IO, 1.419%,
6/10/46 W	3,771,896	147,066
FRB Ser. 14-GC18, Class XA, IO, 1.016%,
1/10/47 W	5,493,278	185,673
FRB Ser. 14-GC22, Class XA, IO, 0.986%,
6/10/47 W	16,318,813	481,405
FRB Ser. 13-GC13, Class XA, IO, 0.08%,
7/10/46 W	113,898,051	330,304
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.051%, 8/10/43 W	511,000	514,961
FRB Ser. 14-GC24, Class D, 4.532%, 9/10/47 W	575,000	483,992
FRB Ser. 11-GC5, Class XA, IO, 1.33%, 8/10/44 W	5,659,722	80,549
JPMBB Commercial Mortgage Securities Trust
Ser. 13-C17, Class AS, 4.458%, 1/15/47	318,000	340,430
FRB Ser. 14-C25, Class XA, IO, 0.858%,
11/15/47 W	3,334,747	116,226
FRB Ser. 14-C22, Class XA, IO, 0.851%,
9/15/47 W	10,521,718	344,416
FRB Ser. 13-C17, Class XA, IO, 0.762%, 1/15/47 W	2,629,446	73,099
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C14, Class E, 4.702%, 8/15/46 W	441,000	400,127
FRB Ser. C14, Class D, 4.702%, 8/15/46 W	715,000	704,970
Ser. 14-C25, Class E, 3.332%, 11/15/47 W	517,000	368,518
JPMorgan Chase Commercial Mortgage
Securities Trust
Ser. 06-LDP9, Class AMS, 5.337%, 5/15/47	365,721	337,812
FRB Ser. 16-JP2, Class XA, IO, 1.826%, 8/15/49 W	2,486,854	240,175
FRB Ser. 12-LC9, Class XA, IO, 1.505%,
12/15/47 W	3,408,246	130,195
FRB Ser. 13-LC11, Class XA, IO, 1.259%,
4/15/46 W	4,210,941	162,121
FRB Ser. 13-C16, Class XA, IO, 0.936%,
12/15/46 W	5,047,997	153,226
FRB Ser. 06-LDP8, Class X, IO, 0.30%, 5/15/45 W	259,011	82
FRB Ser. 07-LDPX, Class X, IO, 0.054%, 1/15/49 W	1,453,808	15
JPMorgan Chase Commercial Mortgage Securities
Trust 144A
FRB Ser. 07-CB20, Class E, 6.183%, 2/12/51 W	350,000	332,500
FRB Ser. 11-C3, Class D, 5.664%, 2/15/46 W	248,000	246,919
FRB Ser. 11-C3, Class F, 5.664%, 2/15/46 W	635,000	604,813
FRB Ser. 12-C6, Class E, 5.157%, 5/15/45 W	588,000	570,399
FRB Ser. 12-C8, Class D, 4.649%, 10/15/45 W	413,000	414,593

8 Putnam VT Income Fund

MORTGAGE-BACKED
SECURITIES (35.6%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
JPMorgan Chase Commercial Mortgage Securities
Trust 144A
FRB Ser. 12-LC9, Class D, 4.418%, 12/15/47 W	$127,000	$130,287
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46 W	498,000	438,319
FRB Ser. 05-CB12, Class X1, IO, 0.449%, 9/12/37 W	480,589	386
FRB Ser. 06-LDP6, Class X1, IO, zero %, 4/15/43 W	500,940	5
LB-UBS Commercial Mortgage Trust FRB Ser. 07-C2,
Class XW, IO, 0.163%, 2/15/40 W	62,653	6
LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 05-C7, Class XCL, IO, 0.317%, 11/15/40 W	864,566	121
FRB Ser. 07-C2, Class XCL, IO, 0.163%, 2/15/40 W	1,357,471	137
Merrill Lynch Mortgage Trust 144A FRB
Ser. 05-MCP1, Class XC, IO, 0.001%, 6/12/43 W	466,210	12
Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 05-C3, Class X, IO, 6.722%, 5/15/44 W	5,107	—
FRB Ser. 06-C4, Class X, IO, 6.111%, 7/15/45 W	34,730	3
ML-CFC Commercial Mortgage Trust 144A FRB
Ser. 06-4, Class XC, IO, 0.558%, 12/12/49 W	889,156	3,445
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 13-C7, Class XA, IO, 1.347%, 2/15/46 W	7,973,271	264,976
FRB Ser. 14-C17, Class XA, IO, 1.109%, 8/15/47 W	3,653,308	137,098
FRB Ser. 15-C25, Class XA, IO, 1.097%,
10/15/48 W	4,549,875	213,742
FRB Ser. 15-C26, Class XA, IO, 1.028%,
10/15/48 W	4,727,001	220,552
FRB Ser. 13-C12, Class XA, IO, 0.605%,
10/15/46 W	10,927,606	203,664
Morgan Stanley Bank of America Merrill Lynch
Trust 144A
FRB Ser. 13-C11, Class D, 4.353%, 8/15/46 W	319,000	165,880
FRB Ser. 13-C10, Class E, 4.081%, 7/15/46 W	893,000	821,451
FRB Ser. 13-C10, Class F, 4.081%, 7/15/46 W	273,000	232,376
Ser. 14-C17, Class E, 3.50%, 8/15/47	290,000	236,989
FRB Ser. 13-C13, Class XB, IO, 0.152%,
11/15/46 W	55,988,000	285,539
Morgan Stanley Capital I Trust
FRB Ser. 16-BNK2, Class XA, IO, 1.074%,
11/15/49 W	3,957,326	218,444
FRB Ser. 16-UB12, Class XA, IO, 0.777%,
12/15/49 W	10,293,575	416,890
Morgan Stanley Capital I Trust 144A
FRB Ser. 11-C3, Class E, 5.245%, 7/15/49 W	252,000	250,366
FRB Ser. 12-C4, Class XA, IO, 2.073%, 3/15/45 W	1,846,746	63,455
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A,
Class E, 8.00%, 12/28/38	859,373	31,586
UBS Commercial Mortgage Trust FRB Ser. 17-C7,
Class XA, IO, 1.058%, 12/15/50 W	5,309,479	335,244
UBS Commercial Mortgage Trust 144A
FRB Ser. 12-C1, Class C, 5.57%, 5/10/45 W	354,000	371,188
FRB Ser. 12-C1, Class D, 5.57%, 5/10/45 W	352,000	352,133
FRB Ser. 12-C1, Class XA, IO, 2.077%, 5/10/45 W	3,600,900	129,802
UBS-Barclays Commercial Mortgage Trust 144A
Ser. 12-C2, Class F, 4.89%, 5/10/63 W	629,000	188,889
FRB Ser. 12-C2, Class E, 4.89%, 5/10/63 W	816,000	740,373
Ser. 13-C6, Class E, 3.50%, 4/10/46	175,000	154,236
FRB Ser. 12-C2, Class XA, IO, 1.308%, 5/10/63 W	10,165,949	278,316
FRB Ser. 13-C6, Class XA, IO, 1.119%, 4/10/46 W	5,489,545	162,348
UBS-Citigroup Commercial Mortgage Trust 144A FRB
Ser. 11-C1, Class D, 6.05%, 1/10/45 W	336,000	347,708

MORTGAGE-BACKED
SECURITIES (35.6%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C29, IO, 0.306%, 11/15/48 W	$802,726	$24
FRB Ser. 07-C34, IO, 0.085%, 5/15/46 W	898,476	9
Wells Fargo Commercial Mortgage Trust
FRB Ser. 14-LC16, Class XA, IO, 1.113%,
8/15/50 W	8,257,148	347,626
FRB Ser. 15-LC20, Class XB, IO, 0.487%,
4/15/50 W	13,766,000	322,262
Wells Fargo Commercial Mortgage Trust 144A
Ser. 14-LC16, Class D, 3.938%, 8/15/50	247,000	192,272
WF-RBS Commercial Mortgage Trust
FRB Ser. 14-C24, Class XA, IO, 0.841%,
11/15/47 W	6,432,352	202,519
FRB Ser. 14-C22, Class XA, IO, 0.809%,
9/15/57 W	16,296,915	509,458
FRB Ser. 13-C14, Class XA, IO, 0.732%,
6/15/46 W	18,177,977	399,915
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class E, 5.23%, 6/15/44 W	55,000	55,002
Ser. 11-C4, Class F, 5.00%, 6/15/44 W	402,000	322,690
FRB Ser. 12-C7, Class D, 4.813%, 6/15/45 W	231,000	224,005
Ser. 12-C7, Class F, 4.50%, 6/15/45 W	645,000	488,238
FRB Ser. 13-C15, Class D, 4.494%, 8/15/46 W	919,000	749,838
FRB Ser. 12-C10, Class D, 4.43%, 12/15/45 W	1,274,000	1,108,307
FRB Ser. 12-C9, Class XA, IO, 1.896%, 11/15/45 W	3,786,940	184,424
FRB Ser. 11-C5, Class XA, IO, 1.706%, 11/15/44 W	3,898,467	84,889
FRB Ser. 12-C10, Class XA, IO, 1.539%,
12/15/45 W	6,319,983	239,173
FRB Ser. 13-C11, Class XA, IO, 1.193%, 3/15/45 W	5,929,330	183,257
FRB Ser. 12-C9, Class XB, IO, 0.715%, 11/15/45 W	8,807,000	164,691
		29,828,011
Residential mortgage-backed securities (non-agency) (11.1%)
Arroyo Mortgage Trust 144A Ser. 19-3, Class M1,
4.204%, 10/25/48 W	330,000	332,393
BCAP, LLC Trust 144A FRB Ser. 15-RR5, Class 2A2,
3.396%, 1/26/46 W	938,598	968,718
Bellemeade Re, Ltd. 144A
FRB Ser. 17-1, Class M2, (1 Month US LIBOR
+ 3.35%), 5.142%, 10/25/27 (Bermuda)	1,530,000	1,556,775
FRB Ser. 17-1, Class M1, (1 Month US LIBOR
+ 1.70%), 3.492%, 10/25/27 (Bermuda)	133,515	133,321
FRB Ser. 18-2A, Class M1B, (1 Month US LIBOR
+ 1.35%), 3.142%, 8/25/28 (Bermuda)	452,000	450,702
Carrington Mortgage Loan Trust FRB Ser. 06-NC2,
Class A4, (1 Month US LIBOR + 0.24%), 2.032%,
6/25/36	210,000	198,957
Chevy Chase Funding, LLC Mortgage-Backed
Certificates 144A FRB Ser. 04-3A, Class A2,
(1 Month US LIBOR + 0.30%), 2.092%, 8/25/35	129,643	129,436
Countrywide Alternative Loan Trust FRB
Ser. 07-OA6, Class A1A, (1 Month US LIBOR
+ 0.14%), 1.932%, 6/25/37	208,076	197,797
Eagle Re, Ltd. 144A FRB Ser. 18-1, Class M1,
(1 Month US LIBOR + 1.70%), 3.492%, 11/25/28	428,957	430,380
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN
Ser. 16-HQA1, Class M3, (1 Month US LIBOR
+ 6.35%), 8.142%, 9/25/28	1,215,080	1,330,531
Structured Agency Credit Risk Debt FRN
Ser. 16-HQA2, Class M3, (1 Month US LIBOR
+ 5.15%), 6.942%, 11/25/28	586,000	639,981

Putnam VT Income Fund 9

MORTGAGE-BACKED
SECURITIES (35.6%)* cont.	Principal amount	Value

Residential mortgage-backed securities (non-agency) cont.
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN
Ser. 16-DNA3, Class M3, (1 Month US LIBOR
+ 5.00%), 6.792%, 12/25/28	$710,000	$772,334
Structured Agency Credit Risk Debt FRN
Ser. 14-DN4, Class M3, (1 Month US LIBOR
+ 4.55%), 6.342%, 10/25/24	381,864	409,820
Structured Agency Credit Risk Debt FRN
Ser. 13-DN2, Class M2, (1 Month US LIBOR
+ 4.25%), 6.042%, 11/25/23	251,754	271,566
Structured Agency Credit Risk Debt FRN
Ser. 15-DN1, Class M3, (1 Month US LIBOR
+ 4.15%), 5.942%, 1/25/25	1,203,870	1,251,989
Structured Agency Credit Risk Debt FRN
Ser. 14-HQ2, Class M3, (1 Month US LIBOR
+ 3.75%), 5.542%, 9/25/24	250,000	270,323
Structured Agency Credit Risk Debt FRN
Ser. 14-DN2, Class M3, (1 Month US LIBOR
+ 3.60%), 5.392%, 4/25/24	310,000	328,381
Structured Agency Credit Risk Debt FRN
Ser. 17-HQA1, Class M2, (1 Month US LIBOR
+ 3.55%), 5.342%, 8/25/29	401,000	419,258
Seasoned Credit Risk Transfer Trust Ser. 19-3,
Class M, 4.75%, 10/25/58 W	370,000	367,700
Structured Agency Credit Risk Debt FRN
Ser. 15-DNA3, Class M2, (1 Month US LIBOR
+ 2.85%), 4.642%, 4/25/28	986,519	998,546
Structured Agency Credit Risk Debt FRN
Ser. 18-HQA1, Class M2, (1 Month US LIBOR
+ 2.30%), 4.092%, 9/25/30	200,000	202,253
Structured Agency Credit Risk Debt FRN
Ser. 18-DNA1, Class M2, (1 Month US LIBOR
+ 1.80%), 3.592%, 7/25/30	245,000	245,498
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB
Ser. 19-DNA1, Class B1, (1 Month US LIBOR
+ 4.65%), 6.442%, 1/25/49	400,000	432,133
Structured Agency Credit Risk Trust FRB
Ser. 19-DNA2, Class B1, (1 Month US LIBOR
+ 4.35%), 6.142%, 3/25/49	90,000	96,431
Structured Agency Credit Risk Trust FRB
Ser. 18-DNA3, Class B1, (1 Month US LIBOR
+ 3.90%), 5.692%, 9/25/48	70,000	75,100
Structured Agency Credit Risk Trust FRB
Ser. 18-DNA2, Class B1, (1 Month US LIBOR
+ 3.70%), 5.492%, 12/25/30	310,000	328,563
Seasoned Credit Risk Transfer Trust Ser. 19-2,
Class M, 4.75%, 8/25/58 W	235,000	242,513
Structured Agency Credit Risk Trust FRB
Ser. 19-DNA1, Class M2, (1 Month US LIBOR
+ 2.65%), 4.442%, 1/25/49	450,000	457,614
Structured Agency Credit Risk Trust FRB
Ser. 19-DNA2, Class M2, (1 Month US LIBOR
+ 2.45%), 4.242%, 3/25/49	1,306,732	1,320,149
Structured Agency Credit Risk Trust FRB
Ser. 19-HQA1, Class M2, (1 Month US LIBOR
+ 2.35%), 4.142%, 2/25/49	69,000	69,688
Structured Agency Credit Risk Trust FRB
Ser. 18-HQA2, Class M2, (1 Month US LIBOR
+ 2.30%), 4.092%, 10/25/48	122,800	124,567
Structured Agency Credit Risk Trust FRB
Ser. 18-DNA2, Class M2, (1 Month US LIBOR
+ 2.15%), 3.942%, 12/25/30	254,000	256,475

MORTGAGE-BACKED
SECURITIES (35.6%)* cont.	Principal amount	Value

Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02,
Class 1M2, (1 Month US LIBOR + 6.00%), 7.792%,
9/25/28	$784,764	$854,521
Connecticut Avenue Securities FRB Ser. 16-C03,
Class 2M2, (1 Month US LIBOR + 5.90%), 7.692%,
10/25/28	1,218,461	1,314,668
Connecticut Avenue Securities FRB Ser. 15-C04,
Class 1M2, (1 Month US LIBOR + 5.70%), 7.492%,
4/25/28	90,983	100,888
Connecticut Avenue Securities FRB Ser. 15-C04,
Class 2M2, (1 Month US LIBOR + 5.55%), 7.342%,
4/25/28	127,172	135,272
Connecticut Avenue Securities FRB Ser. 16-C03,
Class 1M2, (1 Month US LIBOR + 5.30%), 7.092%,
10/25/28	1,464,000	1,582,202
Connecticut Avenue Securities FRB Ser. 15-C03,
Class 2M2, (1 Month US LIBOR + 5.00%), 6.792%,
7/25/25	295,382	313,221
Connecticut Avenue Securities FRB Ser. 16-C04,
Class 1M2, (1 Month US LIBOR + 4.25%), 6.042%,
1/25/29	50,000	53,161
Connecticut Avenue Securities FRB Ser. 17-C07,
Class 1B1, (1 Month US LIBOR + 4.00%), 5.792%,
5/25/30	250,000	270,219
Connecticut Avenue Securities FRB Ser. 17-C01,
Class 1M2, (1 Month US LIBOR + 3.55%), 5.342%,
7/25/29	437,000	461,932
Connecticut Avenue Securities FRB Ser. 17-C06,
Class 2M2, (1 Month US LIBOR + 2.80%), 4.592%,
2/25/30	102,926	105,688
Connecticut Avenue Securities FRB Ser. 18-C04,
Class 2M2, (1 Month US LIBOR + 2.55%), 4.342%,
12/25/30	570,000	580,007
Connecticut Avenue Securities FRB Ser. 18-C05,
Class 1M2, (1 Month US LIBOR + 2.35%), 4.142%,
1/25/31	395,000	400,584
Connecticut Avenue Securities FRB Ser. 17-C01,
Class 1EB1, (1 Month US LIBOR + 1.25%), 3.042%,
7/25/29	210,000	209,474
Connecticut Avenue Securities FRB Ser. 17-C07,
Class 1EB2, (1 Month US LIBOR + 1.00%), 2.792%,
5/25/30	532,000	529,579
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB
Ser. 19-R02, Class 1B1, (1 Month US LIBOR
+ 4.15%), 5.942%, 8/25/31	59,000	62,767
Connecticut Avenue Securities Trust FRB
Ser. 19-R01, Class 2M2, (1 Month US LIBOR
+ 2.45%), 4.242%, 7/25/31	167,000	169,082
Connecticut Avenue Securities Trust FRB
Ser. 19-R04, Class 2M2, (1 Month US LIBOR
+ 2.10%), 3.892%, 6/25/39	110,000	110,774
Connecticut Avenue Securities Trust FRB
Ser. 19-HRP1, Class M2, (1 Month US LIBOR
+ 2.15%), 3.858%, 11/25/39	318,616	320,065
Connecticut Avenue Securities Trust FRB
Ser. 19-R05, Class 1M2, (1 Month US LIBOR
+ 2.00%), 3.792%, 7/25/39	140,000	140,665
FIRSTPLUS Home Loan Owner Trust Ser. 97-3,
Class B1, 7.79%, 11/10/23 (In default) †	77,731	8
Home Re, Ltd. 144A FRB Ser. 18-1, Class M1,
(1 Month US LIBOR + 1.60%), 3.392%, 10/25/28
(Bermuda)	161,716	162,280

10 Putnam VT Income Fund

MORTGAGE-BACKED
SECURITIES (35.6%)* cont.	Principal amount	Value

Residential mortgage-backed securities (non-agency) cont.
Legacy Mortgage Asset Trust 144A FRB Ser. 19-GS2,
Class A2, 4.25%, 1/25/59	$250,000	$249,375
Morgan Stanley Resecuritization Trust 144A
Ser. 15-R4, Class CB1, 2.533%, 8/26/47 W	180,000	178,293
NovaStar Mortgage Funding Trust FRB Ser. 04-2,
Class M4, (1 Month US LIBOR + 1.80%), 3.592%,
9/25/34	269,239	267,448
Oaktown Re II, Ltd. 144A FRB Ser. 18-1A,
Class M2, (1 Month US LIBOR + 2.85%), 4.642%,
7/25/28 (Bermuda)	200,000	202,562
Radnor Re, Ltd. 144A
FRB Ser. 19-1, Class M2, (1 Month US LIBOR
+ 3.20%), 4.992%, 2/25/29 (Bermuda)	150,000	152,178
FRB Ser. 18-1, Class M2, (1 Month US LIBOR
+ 2.70%), 4.492%, 3/25/28 (Bermuda)	200,000	201,833
Structured Asset Investment Loan Trust FRB
Ser. 04-10, Class A10, (1 Month US LIBOR
+ 0.90%), 2.692%, 11/25/34	317,959	318,420
Structured Asset Securities Corp. Mortgage Loan
Trust FRB Ser. 06-AM1, Class A4, (1 Month US
LIBOR + 0.16%), 1.952%, 4/25/36	18,361	18,357
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR1, Class A2B, (1 Month US LIBOR
+ 0.80%), 2.592%, 1/25/45	126,003	119,780
FRB Ser. 05-AR13, Class A1C4, (1 Month US LIBOR
+ 0.43%), 2.222%, 10/25/45	1,772,860	1,764,941
FRB Ser. 05-AR17, Class A1B2, (1 Month US LIBOR
+ 0.41%), 2.202%, 12/25/45	1,029,255	1,003,523
		27,663,659

Total mortgage-backed securities (cost $90,946,371)		$89,085,974

CORPORATE BONDS AND NOTES (24.7%)*	Principal amount	Value

Basic materials (0.8%)
Celanese US Holdings, LLC company
guaranty sr. unsec. notes 5.875%, 6/15/21
(Germany)	$50,000	$52,492
Celanese US Holdings, LLC company
guaranty sr. unsec. notes 3.50%, 5/8/24
(Germany)	119,000	123,062
Celanese US Holdings, LLC company
guaranty sr. unsec. unsub. notes 4.625%,
11/15/22 (Germany)	50,000	52,889
CF Industries, Inc. 144A company
guaranty sr. notes 4.50%, 12/1/26	383,000	416,838
Georgia-Pacific, LLC 144A company
guaranty sr. unsec. notes 5.40%, 11/1/20	110,000	113,053
Glencore Finance Canada, Ltd. 144A company
guaranty sr. unsec. unsub. notes 6.00%, 11/15/41
(Canada)	3,000	3,290
Glencore Funding, LLC 144A company
guaranty sr. unsec. unsub. notes 4.625%, 4/29/24	3,000	3,181
Glencore Funding, LLC 144A company
guaranty sr. unsec. unsub. notes 4.00%, 4/16/25	127,000	132,246
International Flavors & Fragrances, Inc.
sr. unsec. notes 4.45%, 9/26/28	164,000	179,365
International Paper Co. sr. unsec.
unsub. notes 3.00%, 2/15/27	95,000	97,966
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45
(Canada)	46,000	54,258
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29
(Canada)	241,000	265,555

CORPORATE BONDS
AND NOTES (24.7%)* cont.	Principal amount	Value

Basic materials cont.
Sherwin-Williams Co. (The) sr. unsec.
unsub. bonds 3.45%, 6/1/27	$173,000	$183,058
Sherwin-Williams Co. (The) sr. unsec.
unsub. notes 2.75%, 6/1/22	23,000	23,403
WestRock MWV, LLC company guaranty sr. unsec.
unsub. notes 8.20%, 1/15/30	105,000	144,860
WestRock MWV, LLC company guaranty sr. unsec.
unsub. notes 7.95%, 2/15/31	39,000	53,802
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%,
3/15/32 R	116,000	160,414
		2,059,732
Capital goods (0.7%)
Johnson Controls International PLC sr. unsec.
unsub. bonds 4.50%, 2/15/47	135,000	146,027
L3Harris Technologies, Inc. 144A sr. unsec.
sub. notes 4.40%, 6/15/28	111,000	123,755
L3Harris Technologies, Inc. 144A sr. unsec.
sub. notes 3.85%, 12/15/26	162,000	173,848
Northrop Grumman Corp. sr. unsec.
unsub. notes 3.25%, 1/15/28	300,000	313,101
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	239,000	254,996
United Technologies Corp. sr. unsec.
unsub. notes 4.125%, 11/16/28	370,000	416,285
Waste Connections, Inc. sr. unsec.
sub. bonds 3.50%, 5/1/29	275,000	291,378
		1,719,390
Communication services (3.8%)
American Tower Corp. sr. unsec. sub. notes 2.75%,
1/15/27 R	248,000	247,730
American Tower Corp. sr. unsec.
unsub. bonds 3.375%, 10/15/26 R	25,000	25,994
AT&T, Inc. sr. unsec. bonds 4.30%, 2/15/30	362,000	402,251
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28	412,000	448,317
AT&T, Inc. sr. unsec. sub. notes 3.80%, 2/15/27	335,000	357,121
AT&T, Inc. sr. unsec. sub. notes 2.95%, 7/15/26	85,000	86,656
AT&T, Inc. sr. unsec. unsub. bonds 4.35%, 3/1/29	73,000	81,213
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	335,000	379,134
CC Holdings GS V, LLC/Crown Castle GS III Corp.
company guaranty sr. notes 3.849%, 4/15/23	36,000	37,736
Charter Communications Operating, LLC/Charter
Communications Operating Capital Corp. company
guaranty sr. sub. bonds 6.484%, 10/23/45	304,000	376,877
Charter Communications Operating, LLC/Charter
Communications Operating Capital Corp. company
guaranty sr. sub. bonds 4.80%, 3/1/50	287,000	302,643
Charter Communications Operating, LLC/Charter
Communications Operating Capital Corp. company
guaranty sr. sub. notes 4.908%, 7/23/25	83,000	91,398
Charter Communications Operating, LLC/Charter
Communications Operating Capital Corp. company
guaranty sr. sub. bonds 5.375%, 5/1/47	99,000	111,068
Comcast Corp. company guaranty sr. unsec.
unsub. bonds 3.999%, 11/1/49	147,000	163,014
Comcast Corp. company guaranty sr. unsec.
unsub. bonds 3.40%, 7/15/46	360,000	365,389
Comcast Corp. company guaranty sr. unsec.
unsub. notes 6.50%, 11/15/35	10,000	14,103
Comcast Corp. company guaranty sr. unsec.
unsub. notes 3.15%, 3/1/26	380,000	398,392
Comcast Corp. sr. unsec. bonds 3.45%, 2/1/50	1,376,000	1,410,660
Cox Communications, Inc. 144A sr. unsec.
bonds 3.50%, 8/15/27	110,000	114,777

Putnam VT Income Fund 11

CORPORATE BONDS
AND NOTES (24.7%)* cont.	Principal amount	Value

Communication services cont.
Cox Communications, Inc. 144A sr. unsec.
notes 3.35%, 9/15/26	$236,000	$243,580
Crown Castle International Corp. sr. unsec.
bonds 3.80%, 2/15/28 R	108,000	115,127
Crown Castle International Corp. sr. unsec.
bonds 3.65%, 9/1/27 R	140,000	148,164
Crown Castle International Corp. sr. unsec.
notes 4.875%, 4/15/22 R	43,000	45,485
Crown Castle International Corp. sr. unsec.
notes 4.75%, 5/15/47 R	34,000	39,065
Crown Castle International Corp. sr. unsec.
notes 3.15%, 7/15/23 R	50,000	51,595
Equinix, Inc. sr. unsec. notes 5.375%, 5/15/27 R	238,000	258,475
Equinix, Inc. sr. unsec. sub. notes 3.20%,
11/18/29 R	150,000	150,558
Rogers Communications, Inc. company
guaranty sr. unsec. unsub. notes 4.50%, 3/15/43
(Canada)	95,000	104,303
Sprint Spectrum Co., LLC/Sprint Spectrum Co.
II, LLC/Sprint Spectrum Co. III, LLC 144A
company guaranty sr. notes 3.36%, 9/20/21	210,000	211,869
Telefonica Emisiones SA company
guaranty sr. unsec. bonds 4.895%, 3/6/48 (Spain)	208,000	238,167
Verizon Communications, Inc. sr. unsec.
unsub. bonds 5.25%, 3/16/37	125,000	156,991
Verizon Communications, Inc. sr. unsec.
unsub. bonds 4.672%, 3/15/55	312,000	383,677
Verizon Communications, Inc. sr. unsec.
unsub. notes 4.40%, 11/1/34	85,000	98,537
Verizon Communications, Inc. sr. unsec.
unsub. notes 4.329%, 9/21/28	856,000	971,533
Verizon Communications, Inc. sr. unsec.
unsub. notes 2.625%, 8/15/26	300,000	304,679
Videotron, Ltd./Videotron Ltee. 144A sr. unsec.
notes 5.125%, 4/15/27 (Canada)	136,000	145,520
Vodafone Group PLC sr. unsec.
unsub. notes 4.375%, 5/30/28 (United Kingdom)	291,000	322,649
		9,404,447
Consumer cyclicals (2.1%)
Alimentation Couche-Tard, Inc. 144A company
guaranty sr. unsec. notes 3.55%, 7/26/27
(Canada)	406,000	416,286
Amazon.com, Inc. sr. unsec. notes 4.05%, 8/22/47	235,000	276,559
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27	153,000	162,147
Autonation, Inc. company guaranty sr. unsec.
notes 4.50%, 10/1/25	30,000	32,348
Autonation, Inc. company guaranty sr. unsec.
unsub. notes 5.50%, 2/1/20	177,000	177,436
BMW US Capital, LLC 144A company
guaranty sr. unsec. notes 3.95%, 8/14/28	278,000	304,349
BMW US Capital, LLC 144A company
guaranty sr. unsec. notes 3.40%, 8/13/21	40,000	40,912
D.R. Horton, Inc. company guaranty sr. unsec.
sub. notes 5.75%, 8/15/23	120,000	132,700
Dollar General Corp. sr. unsec. sub. notes 3.25%,
4/15/23	135,000	139,441
Ecolab, Inc. sr. unsec. unsub. notes 3.25%,
12/1/27	180,000	190,285
Fox Corp. 144A company guaranty sr. unsec.
notes 4.03%, 1/25/24	80,000	85,253
General Motors Co. sr. unsec. notes 4.875%,
10/2/23	130,000	139,523

CORPORATE BONDS
AND NOTES (24.7%)* cont.	Principal amount	Value

Consumer cyclicals cont.
General Motors Financial Co., Inc. company
guaranty sr. unsec. notes 4.00%, 10/6/26	$107,000	$112,199
General Motors Financial Co., Inc. company
guaranty sr. unsec. unsub. notes 4.30%, 7/13/25	37,000	39,551
Hilton Domestic Operating Co., Inc. company
guaranty sr. unsec. bonds 4.875%, 1/15/30
(acquired 6/10/19, cost $50,000) ∆∆	50,000	52,970
Hilton Domestic Operating Co., Inc. company
guaranty sr. unsec. sub. notes 4.25%, 9/1/24	50,000	50,938
Hilton Worldwide Finance, LLC/Hilton Worldwide
Finance Corp. company guaranty sr. unsec.
notes 4.875%, 4/1/27	122,000	129,626
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%,
8/1/28 (United Kingdom)	115,000	127,938
IHS Markit, Ltd. 144A company
guaranty notes 4.75%, 2/15/25 (United Kingdom)	204,000	221,850
IHS Markit, Ltd. 144A company guaranty sr. unsec.
notes 4.00%, 3/1/26 (United Kingdom)	106,000	111,566
Interpublic Group of Cos., Inc. (The) sr. unsec.
sub. bonds 4.65%, 10/1/28	316,000	355,752
Omnicom Group, Inc. company guaranty sr. unsec.
unsub. notes 3.60%, 4/15/26	130,000	136,978
QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24	97,000	101,656
S&P Global, Inc. company guaranty sr. unsec.
bonds 2.50%, 12/1/29	70,000	70,054
S&P Global, Inc. company guaranty sr. unsec.
unsub. notes 4.40%, 2/15/26	145,000	160,818
Sirius XM Radio, Inc. 144A sr. unsec.
bonds 5.00%, 8/1/27	310,000	327,050
Standard Industries, Inc. 144A sr. unsec.
notes 5.00%, 2/15/27	115,000	119,888
Total System Services, Inc. sr. unsec.
unsub. notes 4.00%, 6/1/23	210,000	220,957
ViacomCBS, Inc. company guaranty sr. unsec.
bonds 4.20%, 6/1/29	242,000	263,744
ViacomCBS, Inc. company guaranty sr. unsec.
unsub. bonds 2.90%, 1/15/27	67,000	67,079
ViacomCBS, Inc. company guaranty sr. unsec.
unsub. notes 4.60%, 1/15/45	142,000	157,447
ViacomCBS, Inc. company guaranty sr. unsec.
unsub. notes 4.00%, 1/15/26	25,000	26,788
Walt Disney Co. (The) company guaranty sr. unsec.
bonds 7.75%, 12/1/45	212,000	358,589
Walt Disney Co. (The) company guaranty sr. unsec.
notes 7.75%, 1/20/24	61,000	73,833
		5,384,510
Consumer staples (0.9%)
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev
Worldwide, Inc. company guaranty sr. unsec.
unsub. notes 3.65%, 2/1/26	100,000	106,656
Anheuser-Busch InBev Worldwide, Inc. company
guaranty sr. unsec. unsub. bonds 5.55%, 1/23/49	341,000	443,067
Anheuser-Busch InBev Worldwide, Inc. company
guaranty sr. unsec. unsub. bonds 4.95%, 1/15/42	9,000	10,654
Anheuser-Busch InBev Worldwide, Inc. company
guaranty sr. unsec. unsub. notes 4.75%, 1/23/29	210,000	243,425
Anheuser-Busch InBev Worldwide, Inc. company
guaranty sr. unsec. unsub. notes 4.15%, 1/23/25	46,000	50,134
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	335,000	347,144
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28	22,632	25,266
CVS Pass-Through Trust 144A sr. mtge.
notes 7.507%, 1/10/32	145,726	180,223

12 Putnam VT Income Fund

CORPORATE BONDS
AND NOTES (24.7%)* cont.	Principal amount	Value

Consumer staples cont.
ERAC USA Finance, LLC 144A company
guaranty sr. unsec. bonds 4.50%, 2/15/45	$40,000	$44,122
ERAC USA Finance, LLC 144A company
guaranty sr. unsec. notes 7.00%, 10/15/37	85,000	120,243
ERAC USA Finance, LLC 144A company
guaranty sr. unsec. notes 5.625%, 3/15/42	105,000	133,241
ERAC USA Finance, LLC 144A company
guaranty sr. unsec. notes 3.85%, 11/15/24	6,000	6,353
Keurig Dr Pepper, Inc. company
guaranty sr. unsec. unsub. notes 4.597%, 5/25/28	101,000	113,417
Keurig Dr Pepper, Inc. company
guaranty sr. unsec. unsub. notes 4.417%, 5/25/25	99,000	108,125
Keurig Dr Pepper, Inc. company
guaranty sr. unsec. unsub. notes 4.057%, 5/25/23	103,000	108,634
Lamb Weston Holdings, Inc. 144A company
guaranty sr. unsec. unsub. notes 4.875%, 11/1/26	129,000	136,740
		2,177,444
Energy (1.5%)
BP Capital Markets America, Inc. company
guaranty sr. unsec. notes 3.119%, 5/4/26	376,000	392,916
BP Capital Markets America, Inc. company
guaranty sr. unsec. unsub. notes 3.937%, 9/21/28	286,000	316,122
Cheniere Corpus Christi Holdings, LLC company
guaranty sr. notes 5.125%, 6/30/27	412,000	455,334
Concho Resources, Inc. company
guaranty sr. unsec. notes 3.75%, 10/1/27	188,000	197,746
Diamondback Energy, Inc. company
guaranty sr. unsec. notes 3.25%, 12/1/26	90,000	91,097
Energy Transfer Partners LP company
guaranty sr. unsec. notes 5.875%, 1/15/24	176,000	194,857
Energy Transfer Partners LP jr. unsec. sub. FRB
Ser. B, 6.625%, perpetual maturity	239,000	225,855
Energy Transfer Partners LP sr. unsec.
unsub. bonds 6.125%, 12/15/45	175,000	202,952
Energy Transfer Partners LP sr. unsec.
unsub. notes 6.50%, 2/1/42	71,000	84,455
Energy Transfer Partners LP sr. unsec.
unsub. notes 5.20%, 2/1/22	5,000	5,241
EOG Resources, Inc. sr. unsec.
unsub. notes 4.15%, 1/15/26	367,000	403,428
Equinor ASA company guaranty sr. unsec.
notes 5.10%, 8/17/40 (Norway)	7,000	8,927
Sabine Pass Liquefaction, LLC sr. bonds 4.20%,
3/15/28	23,000	24,381
Sabine Pass Liquefaction, LLC sr. notes 5.00%,
3/15/27	103,000	113,381
Shell International Finance BV company
guaranty sr. unsec. unsub. notes 2.875%, 5/10/26
(Netherlands)	230,000	238,671
Spectra Energy Partners LP sr. unsec.
notes 3.375%, 10/15/26	145,000	150,139
Targa Resources Partners LP/Targa Resources
Partners Finance Corp. company
guaranty sr. unsec. unsub. notes 5.00%, 1/15/28	86,000	87,720
Total Capital International SA company
guaranty sr. unsec. unsub. notes 2.829%, 1/10/30
(France)	335,000	344,370
Transcanada Trust company guaranty jr. unsec.
sub. FRB 5.30%, 3/15/77 (Canada)	229,000	235,173
		3,772,765

CORPORATE BONDS
AND NOTES (24.7%)* cont.	Principal amount	Value

Financials (8.2%)
Air Lease Corp. sr. unsec. sub. bonds 4.625%,
10/1/28	$100,000	$110,290
Air Lease Corp. sr. unsec. sub. notes 3.25%,
10/1/29	283,000	281,531
Ally Financial, Inc. sr. unsec. notes 3.875%,
5/21/24	123,000	128,843
Ally Financial, Inc. sub. unsec. notes 5.75%,
11/20/25	150,000	167,813
American International Group, Inc. jr. unsec.
sub. FRB 8.175%, 5/15/58	336,000	453,600
Aon PLC company guaranty sr. unsec.
unsub. notes 4.25%, 12/12/42	182,000	195,671
Australia & New Zealand Banking Group,
Ltd./United Kingdom 144A jr. unsec. sub. FRB
6.75%, perpetual maturity (United Kingdom)	200,000	228,250
AXA SA 144A jr. unsec. sub. FRN 6.379%, perpetual
maturity (France)	179,000	216,330
Banco Santander SA sr. unsec.
unsub. notes 4.379%, 4/12/28 (Spain)	200,000	218,406
Banco Santander SA unsec. sub. notes 5.179%,
11/19/25 (Spain)	200,000	222,450
Bank of America Corp. jr. unsec.
sub. bonds Ser. JJ, 5.125%, perpetual maturity	395,000	417,831
Bank of America Corp. jr. unsec. sub. FRN
Ser. AA, 6.10%, perpetual maturity	245,000	271,644
Bank of America Corp. jr. unsec. sub. FRN Ser. Z,
6.50%, perpetual maturity	40,000	45,400
Bank of America Corp. unsec. sub. FRN (BBA LIBOR
USD 3 Month + 0.76%), 2.654%, 9/15/26	100,000	97,922
Bank of America Corp. unsec. sub. notes 6.11%,
1/29/37	300,000	404,701
Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32
(Canada)	115,000	119,939
Berkshire Hathaway Finance Corp. company
guaranty sr. unsec. notes 4.30%, 5/15/43	220,000	252,186
BGC Partners, Inc. sr. unsec. notes 5.125%,
5/27/21	45,000	46,410
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25
(France)	317,000	341,604
Cantor Fitzgerald LP 144A unsec. notes 6.50%,
6/17/22	74,000	80,056
Capital One Financial Corp. unsec.
sub. notes 4.20%, 10/29/25	225,000	242,884
CBRE Services, Inc. company guaranty sr. unsec.
notes 5.25%, 3/15/25	22,000	24,760
CBRE Services, Inc. company guaranty sr. unsec.
unsub. notes 4.875%, 3/1/26	163,000	181,740
CIT Bank NA sr. unsec. FRN Ser. BKNT, 2.969%,
9/27/25	385,000	384,038
CIT Group, Inc. sr. unsec. sub. notes 5.00%,
8/1/23	100,000	107,750
CIT Group, Inc. sr. unsec. unsub. notes 5.25%,
3/7/25	377,000	414,700
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	149,000	158,344
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	16,000	19,138
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	1,023,000	1,127,122
CNO Financial Group, Inc. sr. unsec.
unsub. notes 5.25%, 5/30/25	70,000	77,525
Cooperatieve Centrale Raiffeisen-Boerenleenbank
BA/Netherlands company guaranty unsec.
sub. notes 4.625%, 12/1/23 (Netherlands)	250,000	271,163

Putnam VT Income Fund 13

CORPORATE BONDS
AND NOTES (24.7%)* cont.	Principal amount	Value

Financials cont.
Credit Agricole SA 144A unsec. sub. FRN 4.00%,
1/10/33 (France)	$400,000	$421,501
Credit Suisse Group AG 144A jr. unsec. sub. FRN
6.25%, perpetual maturity (Switzerland)	225,000	244,238
Digital Realty Trust LP company
guaranty sr. unsec. bonds 4.45%, 7/15/28 R	397,000	439,656
Fairfax Financial Holdings, Ltd. sr. unsec.
notes 4.85%, 4/17/28 (Canada)	462,000	503,415
Fairfax US, Inc. 144A company guaranty sr. unsec.
notes 4.875%, 8/13/24	25,000	26,467
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%,
perpetual maturity	70,000	72,013
Five Corners Funding Trust 144A sr. unsec.
bonds 4.419%, 11/15/23	235,000	255,282
Goldman Sachs Group, Inc. (The) sr. unsec. FRB
4.223%, 5/1/29	627,000	691,317
Goldman Sachs Group, Inc. (The) sr. unsec.
unsub. notes 3.85%, 1/26/27	427,000	454,562
Goldman Sachs Group, Inc. (The) unsec.
sub. notes 6.75%, 10/1/37	327,000	456,190
Hartford Financial Services Group, Inc. (The)
sr. unsec. unsub. notes 6.625%, 3/30/40	13,000	18,251
HSBC Holdings PLC jr. unsec. sub. FRB 6.375%,
perpetual maturity (United Kingdom)	500,000	543,750
ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23
(Netherlands)	520,000	576,772
JPMorgan Chase & Co. jr. unsec. bonds 6.10%,
perpetual maturity	87,000	94,943
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. Z,
5.30%, perpetual maturity	342,000	344,599
JPMorgan Chase & Co. sr. unsec. unsub. FRB
3.964%, 11/15/48	828,000	938,218
KKR Group Finance Co. VI, LLC 144A company
guaranty sr. unsec. bonds 3.75%, 7/1/29	217,000	231,308
Marsh & McLennan Cos., Inc. sr. unsec.
sub. notes 4.375%, 3/15/29	302,000	344,322
Massachusetts Mutual Life Insurance Co. 144A
unsec. sub. bonds 3.729%, 10/15/70	159,000	155,025
MetLife Capital Trust IV 144A jr. unsec.
sub. notes 7.875%, 12/15/37	459,000	612,765
MetLife, Inc. jr. unsec. sub. notes 6.40%,
12/15/36	85,000	104,125
Mitsubishi UFJ Financial Group, Inc. sr. unsec.
unsub. notes 3.85%, 3/1/26 (Japan)	200,000	214,840
Morgan Stanley sr. unsec. unsub. notes 4.375%,
1/22/47	760,000	911,453
Neuberger Berman Group, LLC/Neuberger Berman
Finance Corp. 144A sr. unsec. notes 4.875%,
4/15/45	75,000	77,372
Prudential Financial, Inc. jr. unsec. sub. FRN
5.625%, 6/15/43	66,000	70,950
Prudential Financial, Inc. jr. unsec. sub. FRN
5.20%, 3/15/44	217,000	230,834
Prudential Financial, Inc. sr. unsec.
notes 6.625%, 6/21/40	12,000	16,897
Royal Bank of Canada unsec. sub. notes Ser. GMTN,
4.65%, 1/27/26 (Canada)	140,000	155,304
Royal Bank of Scotland Group PLC sr. unsec.
unsub. FRB 4.892%, 5/18/29 (United Kingdom)	400,000	451,252
Royal Bank of Scotland Group PLC sr. unsec.
unsub. notes 3.875%, 9/12/23 (United Kingdom)	200,000	209,606

CORPORATE BONDS
AND NOTES (24.7%)* cont.	Principal amount	Value

Financials cont.
Santander UK PLC 144A unsec. sub. notes 5.00%,
11/7/23 (United Kingdom)	$50,000	$54,177
Service Properties Trust sr. unsec. notes 4.375%,
2/15/30 R	39,000	38,287
Sumitomo Mitsui Financial Group, Inc. 144A unsec.
sub. bonds 4.436%, 4/2/24 (Japan)	205,000	218,159
Teachers Insurance & Annuity Association
of America 144A unsec. sub. notes 6.85%,
12/16/39	191,000	278,053
Toronto-Dominion Bank (The) unsec. sub. FRB
3.625%, 9/15/31 (Canada)	180,000	188,261
Truist Financial Corp. jr. unsec. sub. FRB
Ser. N, 4.80%, 12/31/99	335,000	345,888
U.S. Bancorp unsec. sub. notes 3.00%, 7/30/29	455,000	470,003
UBS Group Funding Switzerland AG company
guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%,
perpetual maturity (Switzerland)	247,000	273,762
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U,
5.875%, perpetual maturity	115,000	128,800
Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT,
6.60%, 1/15/38	610,000	882,936
Westpac Banking Corp. unsec. sub. bonds 4.421%,
7/24/39 (Australia)	355,000	389,688
Willis Towers Watson PLC company
guaranty sr. unsec. unsub. notes 5.75%, 3/15/21	145,000	151,138
		20,596,420
Health care (2.6%)
AbbVie, Inc. 144A sr. unsec. notes 3.20%, 11/21/29	1,325,000	1,347,995
Allergan Funding SCS company guaranty sr. unsec.
notes 3.45%, 3/15/22 (Luxembourg)	37,000	37,850
Allergan Funding SCS company guaranty sr. unsec.
unsub. notes 3.80%, 3/15/25 (Luxembourg)	130,000	136,618
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51	219,000	258,033
Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26	100,000	101,313
Becton Dickinson and Co. sr. unsec.
unsub. bonds 3.70%, 6/6/27	99,000	105,356
Bristol-Myers Squibb Co. 144A sr. unsec.
bonds 3.40%, 7/26/29	883,000	945,007
Cigna Corp. company guaranty sr. unsec.
unsub. notes 3.75%, 7/15/23	265,000	277,931
CVS Health Corp. sr. unsec. unsub. notes 4.78%,
3/25/38	372,000	422,915
CVS Health Corp. sr. unsec. unsub. notes 3.70%,
3/9/23	80,000	83,387
CVS Pass-Through Trust 144A sr. mtge.
notes 4.704%, 1/10/36	111,106	117,757
DH Europe Finance II Sarl company
guaranty sr. unsec. bonds 3.40%, 11/15/49
(Luxembourg)	332,000	340,042
HCA, Inc. company guaranty sr. bonds 5.25%,
6/15/26	48,000	53,776
HCA, Inc. company guaranty sr. notes 4.125%,
6/15/29	215,000	228,132
HCA, Inc. company guaranty sr. sub. bonds 5.50%,
6/15/47	64,000	73,567
HCA, Inc. company guaranty sr. sub. notes 5.00%,
3/15/24	95,000	103,851
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%,
2/10/45	160,000	177,004
Novartis Capital Corp. company
guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45	265,000	307,793

14 Putnam VT Income Fund

CORPORATE BONDS
AND NOTES (24.7%)* cont.	Principal amount	Value

Health care cont.
Pfizer, Inc. sr. unsec. unsub. notes 3.00%,
12/15/26	$125,000	$131,386
Service Corp. International sr. unsec.
notes 4.625%, 12/15/27	40,000	41,701
Shire Acquisitions Investments Ireland DAC
company guaranty sr. unsec. unsub. notes 3.20%,
9/23/26 (Ireland)	175,000	180,264
Shire Acquisitions Investments Ireland DAC
company guaranty sr. unsec. unsub. notes 2.875%,
9/23/23 (Ireland)	90,000	91,712
UnitedHealth Group, Inc. sr. unsec. notes 2.95%,
10/15/27	160,000	166,447
UnitedHealth Group, Inc. sr. unsec.
unsub. notes 3.85%, 6/15/28	313,000	345,393
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	386,000	418,864
		6,494,094
Technology (2.3%)
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26	210,000	208,957
Apple, Inc. sr. unsec. notes 3.45%, 5/6/24	200,000	212,625
Apple, Inc. sr. unsec. unsub. notes 4.375%,
5/13/45	349,000	423,797
Broadcom Corp./Broadcom Cayman Finance, Ltd.
company guaranty sr. unsec. unsub. notes 3.875%,
1/15/27	328,000	340,713
Cisco Systems, Inc. sr. unsec.
unsub. notes 2.50%, 9/20/26	120,000	122,349
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
144A company guaranty sr. notes 6.02%, 6/15/26	143,000	164,621
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
144A sr. bonds 8.35%, 7/15/46	47,000	64,763
Fidelity National Information Services, Inc.
sr. unsec. notes 3.75%, 5/21/29	246,000	269,678
Fidelity National Information Services, Inc.
sr. unsec. notes 3.00%, 8/15/26	16,000	16,557
Fidelity National Information Services, Inc.
sr. unsec. sub. notes Ser. 10Y, 4.25%, 5/15/28	168,000	188,316
Fiserv, Inc. sr. unsec. bonds 3.50%, 7/1/29	277,000	291,148
Fiserv, Inc. sr. unsec. sub. bonds 4.20%, 10/1/28	374,000	414,858
Legrand France SA sr. unsec. unsub. notes 8.50%,
2/15/25 (France)	99,000	127,720
Microchip Technology, Inc. company
guaranty sr. notes 4.333%, 6/1/23	208,000	219,741
Microsoft Corp. sr. unsec. unsub. bonds 2.40%,
8/8/26	545,000	551,455
Microsoft Corp. sr. unsec. unsub. notes 3.70%,
8/8/46	432,000	488,485
Oracle Corp. sr. unsec. unsub. bonds 4.00%,
11/15/47	85,000	95,095
Oracle Corp. sr. unsec. unsub. notes 2.65%,
7/15/26	635,000	649,595
Salesforce.com, Inc. sr. unsec.
unsub. notes 3.70%, 4/11/28	548,000	601,201
VMware, Inc. sr. unsec. notes 3.90%, 8/21/27	102,000	106,776
Western Digital Corp. company guaranty sr. unsec.
notes 4.75%, 2/15/26	221,000	230,393
		5,788,843
Transportation (0.1%)
Penske Truck Leasing Co. LP/PTL Finance Corp.
144A sr. unsec. bonds 3.40%, 11/15/26	158,000	161,313
		161,313

CORPORATE BONDS
AND NOTES (24.7%)* cont.	Principal amount	Value

Utilities and power (1.7%)
AES Corp./Virginia (The) sr. unsec.
unsub. notes 5.125%, 9/1/27	$63,000	$67,253
American Electric Power Co., Inc. sr. unsec.
unsub. notes Ser. J, 4.30%, 12/1/28	310,000	345,021
Appalachian Power Co. sr. unsec.
unsub. notes Ser. L, 5.80%, 10/1/35	13,000	15,924
Berkshire Hathaway Energy Co. sr. unsec.
bonds 6.50%, 9/15/37	15,000	20,762
Berkshire Hathaway Energy Co. sr. unsec.
unsub. bonds 6.125%, 4/1/36	5,000	6,869
Commonwealth Edison Co. sr. mtge. bonds 5.875%,
2/1/33	13,000	16,837
Consolidated Edison Co. of New York, Inc.
sr. unsec. unsub. notes 4.20%, 3/15/42	91,000	101,554
Duke Energy Corp. sr. unsec. bonds 4.20%, 6/15/49	65,000	71,872
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27	180,000	185,506
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	290,000	315,184
Duke Energy Ohio, Inc. sr. notes 3.80%, 9/1/23	72,000	76,126
El Paso Natural Gas Co., LLC company
guaranty sr. unsec. unsub. notes 8.375%, 6/15/32	234,000	323,786
Enbridge, Inc. company guaranty sr. unsec.
unsub. bonds 4.50%, 6/10/44 (Canada)	90,000	99,241
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%,
12/1/26 (Canada)	95,000	104,663
Enterprise Products Operating, LLC company
guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48	344,000	369,589
FirstEnergy Corp. sr. unsec. unsub. bonds Ser. B,
3.90%, 7/15/27	19,000	20,324
FirstEnergy Corp. sr. unsec. unsub. bonds Ser. C,
4.85%, 7/15/47	40,000	47,585
FirstEnergy Transmission, LLC 144A sr. unsec.
unsub. notes 5.45%, 7/15/44	337,000	425,191
IPALCO Enterprises, Inc. sr. sub. notes 3.70%,
9/1/24	71,000	73,452
Kinder Morgan Energy Partners LP company
guaranty sr. unsec. notes 5.40%, 9/1/44	86,000	99,094
Kinder Morgan, Inc. company guaranty sr. unsec.
unsub. notes 3.15%, 1/15/23	85,000	86,931
NRG Energy, Inc. 144A company
guaranty sr. bonds 4.45%, 6/15/29	293,000	306,946
NRG Energy, Inc. 144A company
guaranty sr. notes 3.75%, 6/15/24	182,000	188,197
Oncor Electric Delivery Co., LLC sr. notes 5.75%,
3/15/29	161,000	198,816
PacifiCorp sr. mtge. bonds 6.25%, 10/15/37	11,000	15,433
PPL Capital Funding, Inc. company
guaranty sr. unsec. unsub. notes 3.40%, 6/1/23	10,000	10,325
Vistra Operations Co., LLC 144A sr. bonds 4.30%,
7/15/29	194,000	197,916
Vistra Operations Co., LLC 144A sr. notes 3.55%,
7/15/24	181,000	183,356
WEC Energy Group, Inc. jr. unsec. sub. FRN
Ser. A, (BBA LIBOR USD 3 Month + 2.11%), 4.022%,
5/15/67	381,000	354,845
		4,328,598

Total corporate bonds and notes (cost $57,342,880)		$61,887,556

Putnam VT Income Fund 15

PURCHASED SWAP OPTIONS OUTSTANDING(2.3%)*
Counterparty		Notional/
Fixed right % to receive or (pay)/	Expiration	contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.
2.785/3 month USD-
LIBOR-BBA/Jan-47	Jan-27/2.785	$3,926,500	$529,646
(2.785)/3 month USD-
LIBOR-BBA/Jan-47	Jan-27/2.785	3,926,500	196,639
2.3075/3 month USD-
LIBOR-BBA/Jun-52	Jun-22/2.3075	1,694,800	171,954
(2.3075)/3 month USD-
LIBOR-BBA/Jun-52	Jun-22/2.3075	1,694,800	100,959
Citibank, N.A.
(2.18775)/3 month USD-
LIBOR-BBA/Mar-25	Mar-20/2.18775	24,934,400	87,021
(1.316)/3 month USD-
LIBOR-BBA/Oct-21	Oct-20/1.316	18,776,700	68,159
1.316/3 month USD-
LIBOR-BBA/Oct-21	Oct-20/1.316	18,776,700	14,646
1.621/3 month USD-
LIBOR-BBA/Jan-30	Jan-20/1.621	11,492,100	115
Goldman Sachs International
(2.983)/3 month USD-
LIBOR-BBA/May-52	May-22/2.983	2,721,900	47,878
1.71875/3 month USD-
LIBOR-BBA/Jan-30	Jan-20/1.71875	24,874,400	11,193
Morgan Stanley & Co. International PLC
2.7725/3 month USD-
LIBOR-BBA/Feb-31	Feb-21/2.7725	8,508,000	674,769
2.764/3 month USD-
LIBOR-BBA/Feb-31	Feb-21/2.764	8,508,000	669,409
3.00/3 month USD-
LIBOR-BBA/Feb-73	Feb-48/3.00	3,110,300	625,046
3.00/3 month USD-
LIBOR-BBA/Apr-72	Apr-47/3.00	3,110,300	622,433
3.00/3 month USD-
LIBOR-BBA/Apr-72	Apr-47/3.00	3,110,300	621,873
2.75/3 month USD-
LIBOR-BBA/May-73	May-48/2.75	3,110,300	521,753
(1.613)/3 month USD-
LIBOR-BBA/Aug-34	Aug-24/1.613	5,165,700	371,104
1.613/3 month USD-
LIBOR-BBA/Aug-34	Aug-24/1.613	5,165,700	140,920
(2.7725)/3 month USD-
LIBOR-BBA/Feb-31	Feb-21/2.7725	8,508,000	32,756
(2.764)/3 month USD-
LIBOR-BBA/Feb-31	Feb-21/2.764	8,508,000	31,905
(2.904)/3 month USD-
LIBOR-BBA/May-51	May-21/2.904	1,166,500	12,901
1.598/3 month USD-
LIBOR-BBA/Jan-30	Jan-20/1.598	18,657,000	19
Toronto-Dominion Bank
(1.715)/3 month USD-
LIBOR-BBA/Jan-22 (Canada)	Jan-20/1.715	15,021,400	4,056
UBS AG
(1.5025)/3 month USD-
LIBOR-BBA/Oct-21	Oct-20/1.5025	19,527,800	45,500
1.5025/3 month USD-
LIBOR-BBA/Oct-21	Oct-20/1.5025	19,527,800	25,581
1.695/3 month USD-
LIBOR-BBA/Jan-30	Jan-20/1.695	24,874,400	14,178
Total purchased swap options outstanding (cost $4,899,752)			$5,642,413

ASSET-BACKED SECURITIES (1.6%)*	Principal amount	Value

LHOME Mortgage Trust 144A Ser. 19-RTL2,
Class A1, 3.844%, 3/25/24	$660,000	$661,122
Mello Warehouse Securitization Trust 144A
FRB Ser. 18-W1, Class A, (1 Month US LIBOR
+ 0.85%), 2.642%, 11/25/51	106,000	106,000
FRB Ser. 19-1, Class A, (1 Month US LIBOR
+ 0.80%), 2.592%, 6/25/52	125,000	125,000
Station Place Securitization Trust 144A
FRB Ser. 19-11, Class A, (1 Month US LIBOR
+ 0.75%), 2.53%, 10/24/20	210,000	210,000
FRB Ser. 19-7, Class A, (1 Month US LIBOR
+ 0.70%), 2.48%, 9/24/20	973,000	973,000
FRB Ser. 19-3, Class A, (1 Month US LIBOR
+ 0.70%), 2.48%, 6/24/20	939,000	939,000
FRB Ser. 18-8, Class A, (1 Month US LIBOR
+ 0.70%), 2.48%, 2/24/20	468,000	468,000
FRB Ser. 19-WL1, Class A, (1 Month US LIBOR
+ 0.65%), 2.442%, 8/25/52	397,000	397,000
Total asset-backed securities (cost $3,877,999)		$3,879,122

	Principal amount/
SHORT-TERM INVESTMENTS (26.5%)*	shares		Value

Interest in $363,710,000 joint tri-party
repurchase agreement dated 12/31/19
with Citigroup Global Markets, Inc. due 1/2/20 —
maturity value of $941,082 for an effective
yield of 1.570% (collateralized by various
mortgage backed securities and a U.S. Treasury
bond with coupon rates ranging from 2.500%
to 6.500% and due dates ranging from 8/15/24
to 12/1/49, valued at $370,984,200)	$941,000		$941,000
Putnam Short Term Investment
Fund 1.72% L	Shares	60,131,306	60,131,306
State Street Institutional U.S. Government
Money Market Fund, Premier Class 1.53% P	Shares	207,000	207,000
U.S. Treasury Bills 1.650%, 4/2/20 # ∆ §	$1,801,000		1,794,057
U.S. Treasury Bills 1.885%, 3/12/20 # ∆ §	1,550,000		1,545,472
U.S. Treasury Bills 1.575%, 6/18/20 ∆ §	616,000		611,573
U.S. Treasury Bills 1.688%, 2/20/20 # ∆	416,000		415,142
U.S. Treasury Bills 1.529%, 4/23/20 ∆ §	279,000		277,670
U.S. Treasury Bills 1.572%, 5/21/20 ∆ §	267,000		265,415
U.S. Treasury Bills 1.649%, 4/9/20 ∆ §	25,000		24,896
U.S. Treasury Bills 1.590%, 5/14/20 ∆	13,000		12,927
Total short-term investments (cost $66,224,779)			$66,226,458

Total investments (cost $353,940,214)			$357,806,827

Key to holding’s abbreviations

BKNT	Bank Note
bp	Basis points
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only

16 Putnam VT Income Fund

PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2019 through December 31, 2019 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $250,055,786.

† This security is non-income-producing.

∆∆ This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $52,970, or less than 0.1% of net assets.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $677,561 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

∆ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $1,508,092 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $2,442,994 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

i This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

P This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

R Real Estate Investment Trust.

W The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.

At the close of the reporting period, the fund maintained liquid assets totaling $130,809,577 to cover certain derivative contracts and delayed delivery securities.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

FUTURES
CONTRACTS	Number				Unrealized
OUTSTANDING	of	Notional		Expiration	appreciation/
at 12/31/19	contracts	amount	Value	date	(depreciation)
U.S. Treasury
Bond 30 yr
(Long)	39	$6,080,344	$6,080,344	Mar-20	$(132,338)
U.S. Treasury
Bond Ultra 30 yr
(Long)	62	11,262,688	11,262,688	Mar-20	(379,890)
U.S. Treasury
Note 2 yr (Long)	121	26,075,500	26,075,500	Mar-20	(18,514)
U.S. Treasury
Note 5 yr (Long)	112	13,284,251	13,284,251	Mar-20	(48,533)
U.S. Treasury
Note 10 yr
(Long)	105	13,484,297	13,484,297	Mar-20	(123,268)
U.S. Treasury
Note 10 yr
(Short)	77	9,888,484	9,888,484	Mar-20	84,780
U.S. Treasury
Note Ultra 10 yr
(Long)	26	3,658,281	3,658,281	Mar-20	(45,355)
Unrealized appreciation					84,780
Unrealized (depreciation)					(747,898)
Total					$(663,118)

WRITTEN SWAP OPTIONS OUTSTANDING at 12/31/19 (premiums $5,090,193)
Counterparty
Fixed Obligation % to		Notional/
receive or (pay)/Floating	Expiration	contract
rate index/Maturity date	date/strike	amount	Value
Citibank, N.A.
(1.706)/3 month
USD-LIBOR-BBA/Jan-30	Jan-20/1.706	$5,746,000	$345
(1.865)/3 month
USD-LIBOR-BBA/Oct-39	Oct-29/1.865	1,877,700	80,891
1.999/3 month
USD-LIBOR-BBA/Mar-25	Mar-20/1.999	12,467,200	93,629
1.865/3 month
USD-LIBOR-BBA/Oct-39	Oct-29/1.865	1,877,700	137,504
Goldman Sachs
International
(1.81875)/3 month
USD-LIBOR-BBA/Jan-30	Jan-20/1.81875	12,437,200	23,506
2.823/3 month
USD-LIBOR-BBA/May-27	May-22/2.823	10,887,400	45,400
Morgan Stanley & Co.
International PLC
(1.668)/3 month
USD-LIBOR-BBA/Jan-30	Jan-20/1.668	9,328,500	9
2.7225/3 month
USD-LIBOR-BBA/Feb-30	Feb-20/2.7225	6,187,600	124
2.715/3 month
USD-LIBOR-BBA/Feb-30	Feb-20/2.715	6,187,600	309
2.664/3 month
USD-LIBOR-BBA/May-26	May-21/2.664	4,666,000	9,985
1.868/3 month
USD-LIBOR-BBA/Jan-30	Jan-20/1.868	12,438,000	30,473
3.01/3 month
USD-LIBOR-BBA/Feb-36	Feb-26/3.01	2,320,400	54,622
2.97/3 month
USD-LIBOR-BBA/Feb-36	Feb-26/2.97	2,320,400	56,548
(1.512)/3 month
USD-LIBOR-BBA/Aug-32	Aug-22/1.512	5,165,700	95,875

Putnam VT Income Fund 17

WRITTEN SWAP OPTIONS OUTSTANDING at 12/31/19
(premiums $5,090,193) cont.
Counterparty
Fixed Obligation % to		Notional/
receive or (pay)/Floating	Expiration	contract
rate index/Maturity date	date/strike	amount	Value
Morgan Stanley & Co.
International PLC cont.
(2.97)/3 month
USD-LIBOR-BBA/Feb-36	Feb-26/2.97	$2,320,400	$204,938
(3.01)/3 month
USD-LIBOR-BBA/Feb-36	Feb-26/3.01	2,320,400	210,205
1.512/3 month
USD-LIBOR-BBA/Aug-32	Aug-22/1.512	5,165,700	334,066
(2.75)/3 month
USD-LIBOR-BBA/May-49	May-25/2.75	3,110,300	463,279
(2.715)/3 month
USD-LIBOR-BBA/Feb-30	Feb-20/2.715	6,187,600	472,423
(2.7225)/3 month
USD-LIBOR-BBA/Feb-30	Feb-20/2.7225	6,187,600	477,002
(3.00)/3 month
USD-LIBOR-BBA/Apr-48	Apr-23/3.00	3,110,300	572,295

WRITTEN SWAP OPTIONS OUTSTANDING at 12/31/19
(premiums $5,090,193) cont.
Counterparty
Fixed Obligation % to		Notional/
receive or (pay)/Floating	Expiration	contract
rate index/Maturity date	date/strike	amount	Value
Morgan Stanley & Co.
International PLC cont.
(3.00)/3 month
USD-LIBOR-BBA/Apr-48	Apr-23/3.00	$3,110,300	$572,357
(3.00)/3 month
USD-LIBOR-BBA/Jan-49	Jan-24/3.00	3,110,300	574,659
Toronto-Dominion Bank
1.8055/3 month
USD-LIBOR-BBA/Jan-30	Jan-20/1.8055	3,004,300	27,009
UBS AG
(1.80)/3 month
USD-LIBOR-BBA/Jan-30	Jan-20/1.80	12,437,200	25,123
(1.9875)/3 month
USD-LIBOR-BBA/Oct-36	Oct-26/1.9875	2,178,100	93,920
1.9875/3 month
USD-LIBOR-BBA/Oct-36	Oct-26/1.9875	2,178,100	133,868
Total			$4,790,364

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 12/31/19
Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)
Bank of America N.A.
2.2275/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275	$12,515,500	$(115,455)	$51,939
(3.312)/3 month USD-LIBOR-BBA/Nov-38 (Purchased)	Nov-28/3.312	30,423,400	(695,457)	38,029
2.027/3 month USD-LIBOR-BBA/Jul-30 (Purchased)	Jul-20/2.027	14,890,000	(342,470)	10,125
(2.2275)/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275	12,515,500	(115,455)	(66,207)
3.312/3 month USD-LIBOR-BBA/Nov-38 (Purchased)	Nov-28/3.312	30,423,400	(3,422,137)	(138,122)
(2.027)/3 month USD-LIBOR-BBA/Jul-30 (Purchased)	Jul-20/2.027	14,890,000	(342,470)	(158,876)
(3.195)/3 month USD-LIBOR-BBA/Nov-55 (Written)	Nov-25/3.195	14,363,800	3,836,007	198,795
3.195/3 month USD-LIBOR-BBA/Nov-55 (Written)	Nov-25/3.195	14,363,800	470,099	(20,397)
Citibank, N.A.
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	875,000	(112,656)	22,190
1.81/3 month USD-LIBOR-BBA/Jan-30 (Purchased)	Jan-20/1.81	18,700,800	(37,402)	4,862
1.765/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.765	11,733,300	(157,226)	(45,877)
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	875,000	(112,656)	(61,014)
(1.765)/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.765	11,733,300	(157,226)	(70,165)
(1.245)/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245	8,760,900	80,162	40,563
1.99/3 month USD-LIBOR-BBA/Jan-30 (Written)	Jan-20/1.99	12,467,200	14,961	(2,244)
1.245/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245	8,760,900	80,162	(43,805)
Goldman Sachs International
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	785,300	(99,144)	20,041
1.8115/3 month USD-LIBOR-BBA/Jan-30 (Purchased)	Jan-20/1.8115	18,700,800	(41,142)	6,919
(2.13)/3 month USD-LIBOR-BBA/Dec-30 (Purchased)	Dec-20/2.13	4,986,900	(70,440)	3,192
(2.7475)/3 month USD-LIBOR-BBA/Feb-30 (Purchased)	Feb-20/2.7475	29,924,700	(466)	30
1.755/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.755	11,733,300	(157,813)	(48,928)
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	785,300	(99,144)	(49,945)
(1.755)/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.755	11,733,300	(157,813)	(67,584)
2.7475/3 month USD-LIBOR-BBA/Feb-30 (Purchased)	Feb-20/2.7475	29,924,700	(2,461,865)	(80,198)
(2.9425)/3 month USD-LIBOR-BBA/Feb-34 (Written)	Feb-24/2.9425	14,962,300	1,381,488	77,954
1.9915/3 month USD-LIBOR-BBA/Jan-30 (Written)	Jan-20/1.9915	12,467,200	22,815	3,241
2.9425/3 month USD-LIBOR-BBA/Feb-34 (Written)	Feb-24/2.9425	14,962,300	246,676	(5,985)

18 Putnam VT Income Fund

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 12/31/19 cont.
Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)
JPMorgan Chase Bank N.A.
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	$3,926,500	$(548,238)	$177,242
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	875,000	(135,275)	25,008
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	1,458,100	(84,278)	24,963
(3.162)/3 month USD-LIBOR-BBA/Nov-33 (Purchased)	Nov-20/3.162	14,803,400	(18,060)	1,036
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	875,000	(93,888)	(53,874)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	1,458,100	(151,642)	(59,038)
3.162/3 month USD-LIBOR-BBA/Nov-33 (Purchased)	Nov-20/3.162	14,803,400	(2,102,527)	(66,763)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	3,926,500	(548,238)	(451,155)
(3.229)/3 month USD-LIBOR-BBA/Nov-33 (Written)	Nov-23/3.229	14,803,400	1,680,186	63,803
2.975/3 month USD-LIBOR-BBA/Nov-23 (Written)	Nov-20/2.975	14,803,400	1,480	740
(2.975)/3 month USD-LIBOR-BBA/Nov-23 (Written)	Nov-20/2.975	14,803,400	571,115	(2,072)
3.229/3 month USD-LIBOR-BBA/Nov-33 (Written)	Nov-23/3.229	14,803,400	162,393	(3,405)
Morgan Stanley & Co. International PLC
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	875,000	(94,150)	20,685
3.27/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27	126,800	(14,468)	19,601
(2.8025)/3 month USD-LIBOR-BBA/Apr-56 (Purchased)	Apr-26/2.8025	9,974,900	(552,021)	19,152
(3.27)/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27	126,800	(14,468)	(11,281)
(1.5775)/3 month USD-LIBOR-BBA/Sep-22 (Purchased)	Sep-20/1.5775	9,032,400	(49,769)	(13,187)
1.5775/3 month USD-LIBOR-BBA/Sep-22 (Purchased)	Sep-20/1.5775	9,032,400	(49,769)	(20,323)
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	875,000	(134,050)	(70,105)
2.8025/3 month USD-LIBOR-BBA/Apr-56 (Purchased)	Apr-26/2.8025	9,974,900	(2,054,740)	(129,973)
(2.7875)/3 month USD-LIBOR-BBA/Apr-59 (Written)	Apr-29/2.7875	8,977,400	1,904,007	116,796
2.7875/3 month USD-LIBOR-BBA/Apr-59 (Written)	Apr-29/2.7875	8,977,400	619,391	(19,032)
UBS AG
(1.6125)/3 month USD-LIBOR-BBA/Aug-34 (Purchased)	Aug-24/1.6125	5,165,700	(377,742)	2,635
1.6125/3 month USD-LIBOR-BBA/Aug-34 (Purchased)	Aug-24/1.6125	5,165,700	(141,695)	2,583
(1.30)/3 month USD-LIBOR-BBA/Aug-26 (Written)	Aug-21/1.30	10,977,200	87,753	9,331
1.30/3 month USD-LIBOR-BBA/Aug-26 (Written)	Aug-21/1.30	10,977,200	326,087	(15,368)
Wells Fargo Bank, N.A.
2.2775/3 month USD-LIBOR-BBA/Jul-52 (Purchased)	Jul-22/2.2775	3,722,500	(314,551)	63,357
(2.2775)/3 month USD-LIBOR-BBA/Jul-52 (Purchased)	Jul-22/2.2775	3,722,500	(314,551)	(66,672)
Unrealized appreciation				1,024,812
Unrealized (depreciation)				(1,841,595)
Total				$(816,783)

TBA SALE COMMITMENTS OUTSTANDING at 12/31/19	Principal	Settlement
(proceeds receivable $16,249,375)	amount	date	Value
Uniform Mortgage-Backed Securities, 3.00%, 1/1/50	$16,000,000	1/14/20	$16,230,000
Total			$16,230,000

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/19
		Upfront				Unrealized
		premium	Termination	Payments	Payments	appreciation/
Notional amount	Value	received (paid)	date	made by fund	received by fund	(depreciation)
$1,747,000	$477,487	$(60)	11/8/48	3 month USD-LIBOR-BBA —	3.312% — Semiannually	$480,955
				Quarterly
14,803,400	1,500,029	(210)	1/3/29	3.065% — Semiannually	3 month USD-LIBOR-	(1,647,282)
					BBA — Quarterly
8,171,500	844,459	(116)	3/4/29	3 month USD-LIBOR-BBA —	3.073% — Semiannually	913,878
				Quarterly
11,842,800	1,305,396	(261,439)	12/3/29	3 month USD-LIBOR-BBA —	3.096% — Semiannually	1,054,296
				Quarterly
44,410,300	23,093	(22,313)	1/22/20	3 month USD-LIBOR-BBA —	2.86% — Semiannually	390,678
				Quarterly

Putnam VT Income Fund 19

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/19 cont.
		Upfront				Unrealized
		premium	Termination	Payments	Payments	appreciation/
Notional amount	Value	received (paid)	date	made by fund	received by fund	(depreciation)
$499,700	$8,241 E	$(3)	2/2/24	3 month USD-LIBOR-BBA —	2.5725% — Semiannually	$8,238
				Quarterly
1,293,200	20,232 E	(7)	2/2/24	2.528% — Semiannually	3 month USD-LIBOR-	(20,239)
					BBA — Quarterly
2,131,700	147,870	(28)	2/13/29	2.6785% — Semiannually	3 month USD-LIBOR-	(164,259)
					BBA — Quarterly
2,707,100	68,373 E	(548)	12/2/23	3 month USD-LIBOR-BBA —	2.536% — Semiannually	67,825
				Quarterly
935,900	15,391 E	(160)	2/2/24	3 month USD-LIBOR-BBA —	2.57% — Semiannually	15,231
				Quarterly
3,012,582	250,891 E	(43)	3/5/30	3 month USD-LIBOR-BBA —	2.806% — Semiannually	250,849
				Quarterly
5,693,900	390,391 E	(81)	3/16/30	2.647% — Semiannually	3 month USD-LIBOR-	(390,471)
					BBA — Quarterly
913,500	109,076 E	(31)	3/28/52	2.67% — Semiannually	3 month USD-LIBOR-	(109,108)
					BBA — Quarterly
5,984,900	295,828 E	(3,077)	3/26/30	2.44% — Semiannually	3 month USD-LIBOR-	(298,905)
					BBA — Quarterly
1,686,100	19,294 E	(9)	2/2/24	3 month USD-LIBOR-BBA —	2.3075% — Semiannually	19,285
				Quarterly
2,475,100	28,815 E	(14)	2/9/24	3 month USD-LIBOR-BBA —	2.32% — Semiannually	28,801
				Quarterly
8,079,300	147,076 E	(114)	3/4/30	2.098% — Semiannually	3 month USD-LIBOR-	(147,190)
					BBA — Quarterly
845,700	17,969 E	(19)	11/20/39	3 month USD-LIBOR-BBA —	2.55% — Semiannually	17,951
				Quarterly
4,004,800	89,507 E	(57)	12/7/30	2.184% — Semiannually	3 month USD-LIBOR-	(89,564)
					BBA — Quarterly
4,070,000	94,054 E	—	12/14/30	2.1935% — Semiannually	3 month USD-LIBOR-	(94,054)
					BBA — Quarterly
1,715,500	104,438 E	—	6/14/52	2.4105% — Semiannually	3 month USD-LIBOR-	(104,438)
					BBA — Quarterly
2,216,500	19,299 E	(25)	6/5/29	3 month USD-LIBOR-BBA —	2.2225% — Semiannually	19,274
				Quarterly
185,400	7,063 E	(6)	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-	(7,070)
					BBA — Quarterly
1,934,600	26,342 E	(27)	6/22/30	2.0625% — Semiannually	3 month USD-LIBOR-	(26,369)
					BBA — Quarterly
1,922,200	8,932 E	(27)	7/6/30	1.9665% — Semiannually	3 month USD-LIBOR-	(8,960)
					BBA — Quarterly
5,041,700	41,271 E	(71)	1/22/31	2.035% — Semiannually	3 month USD-LIBOR-	(41,343)
					BBA — Quarterly
547,900	15,960 E	(19)	7/22/52	2.2685% — Semiannually	3 month USD-LIBOR-	(15,979)
					BBA — Quarterly
2,745,300	131,632 E	(94)	8/8/52	1.9185% — Semiannually	3 month USD-LIBOR-	131,538
					BBA — Quarterly
4,897,500	184,190 E	(69)	8/28/30	1.5095% — Semiannually	3 month USD-LIBOR-	184,121
					BBA — Quarterly
1,942,200	218,127 E	(66)	9/12/52	1.626% — Semiannually	3 month USD-LIBOR-	218,060
					BBA — Quarterly
11,733,300	121,264	(95)	9/30/24	1.50% — Semiannually	3 month USD-LIBOR-	77,958
					BBA — Quarterly
11,733,300	103,863	(95)	10/1/24	1.53% — Semiannually	3 month USD-LIBOR-	121,816
					BBA — Quarterly
12,437,200	170,850	(51,779)	12/27/29	1.746% — Semiannually	3 month USD-LIBOR-	120,020
					BBA — Quarterly
23,930,000	10,051	(58)	11/29/20	Federal funds effective rate	Secured overnight	(11,301)
				US — Quarterly	funding rate — Quarterly
6,219,000	134,212	(82)	11/29/29	1.655% — Semiannually	3 month USD-LIBOR-	135,891
					BBA — Quarterly

20 Putnam VT Income Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/19 cont.
		Upfront				Unrealized
		premium	Termination	Payments	Payments	appreciation/
Notional amount	Value	received (paid)	date	made by fund	received by fund	(depreciation)
$3,333,400	$69,925	$(47)	12/31/29	1.6675% — Semiannually	3 month USD-LIBOR-	$70,058
					BBA — Quarterly
3,756,300	78,848 E	(53)	1/6/30	1.668% — Semiannually	3 month USD-LIBOR-	78,795
					BBA — Quarterly
21,690,000	8,459	(52)	12/5/20	Federal funds effective rate	Secured overnight	(9,413)
				US — Quarterly	funding rate — Quarterly
2,736,200	31,537	(39)	12/27/29	1.77% — Semiannually	3 month USD-LIBOR-	31,700
					BBA — Quarterly
108,052,600	104,055 E	(92,126)	3/18/22	1.60% — Semiannually	3 month USD-LIBOR-	11,928
					BBA — Quarterly
8,057,100	173,510 E	28,988	3/18/50	3 month USD-LIBOR-BBA —	2.00% — Semiannually	(144,522)
				Quarterly
43,509,600	603,957 E	326,803	3/18/30	3 month USD-LIBOR-BBA —	1.75% — Semiannually	(277,154)
				Quarterly
870,600	6,220 E	(12)	1/13/30	1.81875% — Semiannually	3 month USD-LIBOR-	6,208
					BBA — Quarterly
4,092,000	25,493	(54)	12/17/29	1.8252% — Semiannually	3 month USD-LIBOR-	25,773
					BBA — Quarterly
970,100	8,614 E	(14)	1/15/30	1.80% — Semiannually	3 month USD-LIBOR-	8,601
					BBA — Quarterly
20,497,300	146,884 E	50,838	3/18/25	3 month USD-LIBOR-BBA —	1.58% — Semiannually	(96,046)
				Quarterly
1,404,600	36,704 E	(4,320)	3/18/50	3 month USD-LIBOR-BBA —	1.98% — Semiannually	(41,025)
				Quarterly
1,565,900	24,613 E	(3,541)	3/18/30	1.73% — Semiannually	3 month USD-LIBOR-	21,072
					BBA — Quarterly
14,186,000	71,100 E	(40,756)	3/18/25	1.625% — Semiannually	3 month USD-LIBOR-	30,348
					BBA — Quarterly
1,496,100	8,137 E	(21)	12/21/30	3 month USD-LIBOR-BBA —	1.88% — Semiannually	(8,158)
				Quarterly
4,239,100	7,804	(56)	12/31/29	1.875% — Semiannually	3 month USD-LIBOR-	7,977
					BBA — Quarterly
1,994,900	3,395	(26)	12/31/29	1.8765% — Semiannually	3 month USD-LIBOR-	3,477
					BBA — Quarterly
Total		$(75,330)				$799,752

E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/19
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Bank of America N.A.
$25,261	$24,952	$—	1/12/41	4.00% (1 month USD-	Synthetic TRS Index	$(35)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
39,000	37,969	—	1/12/41	4.50% (1 month USD-	Synthetic TRS Index	(579)
				LIBOR) — Monthly	4.50% 30 year Fannie Mae
					pools — Monthly
Barclays Bank PLC
446,603	447,131	—	1/12/40	4.00% (1 month USD-	Synthetic MBX Index	989
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
67,617	67,697	—	1/12/40	4.00% (1 month USD-	Synthetic MBX Index	150
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
283,415	283,539	—	1/12/40	4.50% (1 month USD-	Synthetic MBX Index	479
				LIBOR) — Monthly	4.50% 30 year Fannie Mae
					pools — Monthly
175,556	175,632	—	1/12/40	4.50% (1 month USD-	Synthetic MBX Index	296
				LIBOR) — Monthly	4.50% 30 year Fannie Mae
					pools — Monthly

Putnam VT Income Fund 21

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/19 cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC cont.
$6,933,264	$6,920,399	$—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	$(2,837)
				LIBOR) — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
736,142	737,928	—	1/12/40	5.00% (1 month USD-	Synthetic MBX Index	2,851
				LIBOR) — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
63,951	63,997	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	141
				LIBOR) — Monthly	5.00% 30 year Ginnie Mae
					II pools — Monthly
469,112	471,847	—	1/12/39	(6.00%) 1 month USD-	Synthetic MBX Index	(3,603)
				LIBOR — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
7,668,892	7,674,002	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(20,153)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
41,535	41,202	—	1/12/43	3.50% (1 month USD-	Synthetic TRS Index	64
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
20,203	20,041	—	1/12/43	3.50% (1 month USD-	Synthetic TRS Index	31
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
15,396	15,372	—	1/12/41	(5.00%) 1 month USD-	Synthetic TRS Index	(166)
				LIBOR — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
33,629	32,567	—	1/12/39	6.00% (1 month USD-	Synthetic TRS Index	(680)
				LIBOR) — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
63,610	63,573	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	707
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
6,251	6,248	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	70
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
Citibank, N.A.
961,236	959,452	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	(393)
				LIBOR) — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
549,155	548,136	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	(225)
				LIBOR) — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
Credit Suisse International
405,925	405,309	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	4,191
				LIBOR) — Monthly	5.00% 30 year Ginnie Mae
					II pools — Monthly
34,453	34,096	—	1/12/45	3.50% (1 month USD-	Synthetic TRS Index	(7)
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
3,764	3,734	—	1/12/43	(3.50%) 1 month USD-	Synthetic TRS Index	(6)
				LIBOR — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
157,304	155,788	—	1/12/45	4.00% (1 month USD-	Synthetic TRS Index	195
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
47,192	46,614	—	1/12/41	4.00% (1 month USD-	Synthetic TRS Index	(66)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
34,546	34,213	—	1/12/45	4.00% (1 month USD-	Synthetic TRS Index	43
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly

22 Putnam VT Income Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/19 cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Credit Suisse International cont.
$105,585	$104,292	$—	1/12/41	(4.00%) 1 month USD-	Synthetic TRS Index	$147
				LIBOR — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
57,572	57,395	—	1/12/39	(5.00%) 1 month USD-	Synthetic TRS Index	(513)
				LIBOR — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
78,888	78,764	—	1/12/41	(5.00%) 1 month USD-	Synthetic TRS Index	(850)
				LIBOR — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
Goldman Sachs International
24,989	25,006	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(66)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
66,656	66,701	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(175)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
184,845	184,969	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(486)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
265,297	265,473	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(697)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
318,356	318,568	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(837)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
492,035	492,363	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(1,293)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
674,054	674,503	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(1,771)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
98,614	96,259	—	1/12/44	(3.00%) 1 month USD-	Synthetic TRS Index	1,456
				LIBOR — Monthly	3.00% 30 year Fannie Mae
					pools — Monthly
43,480	43,131	—	1/12/43	(3.50%) 1 month USD-	Synthetic TRS Index	(67)
				LIBOR — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
34,304	33,974	—	1/12/45	4.00% (1 month USD-	Synthetic TRS Index	42
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
2,034	2,009	—	1/12/41	4.00% (1 month USD-	Synthetic TRS Index	(3)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
19,055	18,551	—	1/12/41	4.50% (1 month USD-	Synthetic TRS Index	(283)
				LIBOR) — Monthly	4.50% 30 year Fannie Mae
					pools — Monthly
111,331	111,155	—	1/12/41	(5.00%) 1 month USD-	Synthetic TRS Index	(1,200)
				LIBOR — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
195,802	189,620	—	1/12/39	6.00% (1 month USD-	Synthetic TRS Index	(3,961)
				LIBOR) — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
136,393	132,087	—	1/12/39	6.00% (1 month USD-	Synthetic TRS Index	(2,759)
				LIBOR) — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
82,540	79,934	—	1/12/39	6.00% (1 month USD-	Synthetic TRS Index	(1,670)
				LIBOR) — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
9,080	8,793	—	1/12/39	6.00% (1 month USD-	Synthetic TRS Index	(184)
				LIBOR) — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly

Putnam VT Income Fund 23

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/19 cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Goldman Sachs International cont.
$87,053	$87,003	$—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	$968
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
79,430	79,385	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	883
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
76,968	76,923	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	856
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
61,278	61,242	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	681
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
41,002	40,978	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	456
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
JPMorgan Chase Bank N.A.
31,098	30,717	—	1/12/41	4.00% (1 month USD-	Synthetic TRS Index	(43)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
111,331	111,155	—	1/12/41	(5.00%) 1 month USD-	Synthetic TRS Index	(1,200)
				LIBOR — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
JPMorgan Securities LLC
264,448	264,047	—	1/12/41	(5.00%) 1 month USD-	Synthetic MBX Index	(2,730)
				LIBOR — Monthly	5.00% 30 year Ginnie Mae
					II pools — Monthly
14,493	14,377	—	1/12/43	(3.50%) 1 month USD-	Synthetic TRS Index	(22)
				LIBOR — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
71,171	70,371	—	1/12/44	4.00% (1 month USD-	Synthetic TRS Index	(37)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
Upfront premium received		—		Unrealized appreciation		15,696
Upfront premium (paid)		—		Unrealized (depreciation)		(49,597)
Total		$—		Total		$(33,901)

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/19
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Bank of America N.A.
CMBX NA BBB–.6 Index	BBB–/P	$3,281	$48,000	$2,453	5/11/63	300 bp —	$856
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	6,388	106,000	5,417	5/11/63	300 bp —	1,033
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	13,088	212,000	10,833	5/11/63	300 bp —	2,378
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	12,483	219,000	11,191	5/11/63	300 bp —	1,420
						Monthly
Citigroup Global Markets, Inc.
CMBX NA BB.6 Index	BB–/P	29,400	140,000	15,848	5/11/63	500 bp —	13,688
						Monthly
CMBX NA BB.7 Index	BB/P	10,969	79,000	3,034	1/17/47	500 bp —	8,013
						Monthly
CMBX NA BB.7 Index	BB/P	20,437	159,000	6,106	1/17/47	500 bp —	14,486
						Monthly
CMBX NA BB.7 Index	BB/P	27,298	226,000	8,678	1/17/47	500 bp —	18,839
						Monthly

24 Putnam VT Income Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/19 cont.
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Citigroup Global Markets, Inc. cont.
CMBX NA BBB–.6 Index	BBB–/P	$1,085	$12,000	$613	5/11/63	300 bp —	$479
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	1,623	18,000	920	5/11/63	300 bp —	714
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	4,442	50,000	2,555	5/11/63	300 bp —	1,916
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	4,447	56,000	2,862	5/11/63	300 bp —	1,618
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	4,047	67,000	3,424	5/11/63	300 bp —	663
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	7,950	93,000	4,752	5/11/63	300 bp —	3,252
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	14,172	156,000	7,972	5/11/63	300 bp —	6,292
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	14,302	157,000	8,023	5/11/63	300 bp —	6,371
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	16,054	165,000	8,432	5/11/63	300 bp —	7,719
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	15,171	177,000	9,045	5/11/63	300 bp —	6,229
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	15,721	184,000	9,402	5/11/63	300 bp —	6,426
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	29,734	326,000	16,659	5/11/63	300 bp —	13,266
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	30,273	331,000	16,914	5/11/63	300 bp —	13,552
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	33,450	335,000	17,119	5/11/63	300 bp —	16,527
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	32,778	387,000	19,776	5/11/63	300 bp —	13,228
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	43,278	423,000	21,615	5/11/63	300 bp —	21,909
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	42,100	465,000	23,762	5/11/63	300 bp —	18,610
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	48,235	474,000	24,221	5/11/63	300 bp —	24,290
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	46,335	508,000	25,959	5/11/63	300 bp —	20,672
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	56,070	662,000	33,828	5/11/63	300 bp —	22,628
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	114,093	1,205,000	61,576	5/11/63	300 bp —	53,221
						Monthly
Credit Suisse International
CMBX NA A.6 Index	A/P	(5,002)	4,530,000	70,215	5/11/63	200 bp —	66,974
						Monthly
CMBX NA A.7 Index	A-/P	275	7,000	203	1/17/47	200 bp —	481
						Monthly
CMBX NA BB.7 Index	BB/P	16,586	124,000	4,762	1/17/47	500 bp —	11,945
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	221	2,000	102	5/11/63	300 bp —	120
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	3,315	30,000	1,533	5/11/63	300 bp —	1,799
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	568,849	6,054,000	309,359	5/11/63	300 bp —	263,021
						Monthly
CMBX NA BBB–.7 Index	BBB–/P	32,079	434,000	1,996	1/17/47	300 bp —	34,329
						Monthly
CMBX NA BBB–.7 Index	BBB–/P	4,347	55,000	253	1/17/47	300 bp —	4,633
						Monthly

Putnam VT Income Fund 25

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/19 cont.
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Goldman Sachs International
CMBX NA A.6 Index	A/P	$36,802	$727,000	$11,269	5/11/63	200 bp —	$48,353
						Monthly
CMBX NA A.6 Index	A/P	37,833	727,000	11,269	5/11/63	200 bp —	49,384
						Monthly
CMBX NA A.6 Index	A/P	12,866	416,000	6,448	5/11/63	200 bp —	19,476
						Monthly
CMBX NA A.6 Index	A/P	15,762	306,000	4,743	5/11/63	200 bp —	20,624
						Monthly
CMBX NA A.6 Index	A/P	10,621	215,000	3,333	5/11/63	200 bp —	14,038
						Monthly
CMBX NA A.6 Index	A/P	6,398	210,000	3,255	5/11/63	200 bp —	9,735
						Monthly
CMBX NA A.6 Index	A/P	4,580	146,000	2,263	5/11/63	200 bp —	6,900
						Monthly
CMBX NA A.6 Index	A/P	9,260	141,000	2,186	5/11/63	200 bp —	11,500
						Monthly
CMBX NA A.6 Index	A/P	5,821	115,000	1,783	5/11/63	200 bp —	7,649
						Monthly
CMBX NA A.6 Index	A/P	2,956	60,000	930	5/11/63	200 bp —	3,909
						Monthly
CMBX NA A.6 Index	A/P	3,294	59,000	915	5/11/63	200 bp —	4,232
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	105	1,000	51	5/11/63	300 bp —	55
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	5,861	53,000	2,708	5/11/63	300 bp —	3,183
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	7,595	90,000	4,599	5/11/63	300 bp —	3,048
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	7,675	97,000	4,957	5/11/63	300 bp —	2,775
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	6,881	101,000	5,161	5/11/63	300 bp —	1,779
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	14,813	104,000	5,314	5/11/63	300 bp —	9,560
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	5,119	105,000	5,366	5/11/63	300 bp —	(185)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	5,208	105,000	5,366	5/11/63	300 bp —	(96)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	11,693	108,000	5,519	5/11/63	300 bp —	6,237
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	11,308	134,000	6,847	5/11/63	300 bp —	4,539
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	22,647	193,000	9,862	5/11/63	300 bp —	12,897
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	10,113	206,000	10,527	5/11/63	300 bp —	(293)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	18,393	213,000	10,884	5/11/63	300 bp —	7,633
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	23,812	216,000	11,038	5/11/63	300 bp —	12,900
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	33,182	239,000	12,213	5/11/63	300 bp —	21,108
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	20,522	273,000	13,950	5/11/63	300 bp —	6,731
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	25,932	536,000	27,390	5/11/63	300 bp —	(1,145)
						Monthly
CMBX NA BBB–.7 Index	BBB–/P	13,902	171,000	787	1/17/47	300 bp —	14,788
						Monthly

26 Putnam VT Income Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/19 cont.
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Goldman Sachs International cont.
CMBX NA BBB–.7 Index	BBB–/P	$11,309	$153,000	$704	1/17/47	300 bp —	$12,102
						Monthly
CMBX NA BBB–.7 Index	BBB–/P	7,955	101,000	465	1/17/47	300 bp —	8,478
						Monthly
CMBX NA BBB–.7 Index	BBB–/P	418	6,000	28	1/17/47	300 bp —	449
						Monthly
JPMorgan Securities LLC
CMBX NA A.6 Index	A/P	142,193	6,181,000	95,806	5/11/63	200 bp —	240,402
						Monthly
CMBX NA A.6 Index	A/P	1,890	187,000	2,899	5/11/63	200 bp —	4,862
						Monthly
CMBX NA A.6 Index	A/P	627	62,000	961	5/11/63	200 bp —	1,612
						Monthly
CMBX NA BB.10 Index	BB–/P	12,999	162,000	9,493	5/11/63	500 bp —	3,663
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	370	3,000	153	5/11/63	300 bp —	219
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	1,181	19,000	971	5/11/63	300 bp —	221
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	1,779	20,000	1,022	5/11/63	300 bp —	769
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	9,053	90,000	4,599	5/11/63	300 bp —	4,507
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	14,302	157,000	8,023	5/11/63	300 bp —	6,371
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	19,158	192,000	9,811	5/11/63	300 bp —	9,459
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	22,988	239,000	12,213	5/11/63	300 bp —	10,915
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	24,873	252,000	12,877	5/11/63	300 bp —	12,142
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	32,676	317,000	16,199	5/11/63	300 bp —	16,662
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	1,079,390	8,159,000	416,925	5/11/63	300 bp —	667,224
						Monthly
CMBX NA BBB–.7 Index	BBB–/P	6,065	232,000	1,067	1/17/47	300 bp —	7,268
						Monthly
CMBX NA BBB–.7 Index	BBB–/P	17,188	130,000	598	1/17/47	300 bp —	17,862
						Monthly
CMBX NA BBB–.7 Index	BBB–/P	6,329	120,000	552	1/17/47	300 bp —	6,951
						Monthly
CMBX NA BBB–.7 Index	BBB–/P	7,774	79,000	363	1/17/47	300 bp —	8,184
						Monthly
Merrill Lynch International
CMBX NA A.6 Index	A/P	4,537	320,000	4,960	5/11/63	200 bp —	9,622
						Monthly
CMBX NA A.6 Index	A/P	(84)	284,000	4,402	5/11/63	200 bp —	4,429
						Monthly
CMBX NA BB.6 Index	BB–/P	5,518	27,000	3,056	5/11/63	500 bp —	2,488
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	8,238	108,000	5,519	5/11/63	300 bp —	2,782
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	12,757	141,000	7,205	5/11/63	300 bp —	5,634
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	88,844	995,000	50,845	5/11/63	300 bp —	38,580
						Monthly
Morgan Stanley & Co. International PLC
CMBX NA BBB–.6 Index	BBB–/P	30,432	220,000	11,242	5/11/63	300 bp —	19,318
						Monthly

Putnam VT Income Fund 27

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/19 cont.
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA A.6 Index	A/P	$588	$62,000	$961	5/11/63	200 bp —	$1,573
						Monthly
CMBX NA A.6 Index	A/P	—	52,000	806	5/11/63	200 bp —	826
						Monthly
CMBX NA A.7 Index	A-/P	(13)	13,000	377	1/17/47	200 bp —	369
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	246	2,000	102	5/11/63	300 bp —	145
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	1,658	14,000	715	5/11/63	300 bp —	951
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	2,437	17,000	869	5/11/63	300 bp —	1,578
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	2,213	26,000	1,329	5/11/63	300 bp —	899
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	3,605	34,000	1,737	5/11/63	300 bp —	1,888
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	3,292	39,000	1,993	5/11/63	300 bp —	1,322
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	4,785	42,000	2,146	5/11/63	300 bp —	2,663
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	5,886	50,000	2,555	5/11/63	300 bp —	3,360
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	5,267	59,000	3,015	5/11/63	300 bp —	2,287
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	5,234	62,000	3,168	5/11/63	300 bp —	2,102
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	9,369	64,000	3,270	5/11/63	300 bp —	6,136
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	4,114	70,000	3,577	5/11/63	300 bp —	578
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	5,892	77,000	3,935	5/11/63	300 bp —	2,002
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	11,148	91,000	4,650	5/11/63	300 bp —	6,551
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	17,538	113,000	5,774	5/11/63	300 bp —	11,830
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	13,845	164,000	8,380	5/11/63	300 bp —	5,560
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	14,139	165,000	8,432	5/11/63	300 bp —	5,804
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	18,785	166,000	8,483	5/11/63	300 bp —	10,399
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	49,761	331,000	16,914	5/11/63	300 bp —	33,040
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	51,568	339,000	17,323	5/11/63	300 bp —	34,443
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	51,616	419,000	21,411	5/11/63	300 bp —	30,449
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	57,618	450,000	22,995	5/11/63	300 bp —	34,886
						Monthly
Upfront premium received		3,626,777	Unrealized appreciation				2,331,446
Upfront premium (paid)		(5,099)	Unrealized (depreciation)				(1,719)
Total		$3,621,678	Total				$2,329,727

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at December 31, 2019. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

28 Putnam VT Income Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/19
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc.
CMBX NA A.7 Index	$(148)	$20,000	$580	1/17/47	(200 bp) — Monthly	$(736)
CMBX NA BB.10 Index	(7,932)	76,000	4,454	11/17/59	(500 bp) — Monthly	(3,552)
CMBX NA BB.10 Index	(6,798)	62,000	3,633	11/17/59	(500 bp) — Monthly	(3,225)
CMBX NA BB.11 Index	(17,980)	249,000	13,396	11/18/54	(500 bp) — Monthly	(4,826)
CMBX NA BB.11 Index	(29,281)	226,000	12,159	11/18/54	(500 bp) — Monthly	(17,342)
CMBX NA BB.11 Index	(7,352)	78,000	4,196	11/18/54	(500 bp) — Monthly	(3,232)
CMBX NA BB.11 Index	(2,819)	41,000	2,206	11/18/54	(500 bp) — Monthly	(653)
CMBX NA BB.8 Index	(14,155)	114,000	13,019	10/17/57	(500 bp) — Monthly	(1,247)
CMBX NA BB.9 Index	(112,200)	1,087,000	45,219	9/17/58	(500 bp) — Monthly	(68,038)
CMBX NA BB.9 Index	(14,323)	222,000	9,235	9/17/58	(500 bp) — Monthly	(5,304)
CMBX NA BB.9 Index	(11,291)	175,000	7,280	9/17/58	(500 bp) — Monthly	(4,181)
Credit Suisse International
CMBX NA BB.10 Index	(18,670)	157,000	9,200	11/17/59	(500 bp) — Monthly	(9,622)
CMBX NA BB.10 Index	(20,948)	157,000	9,200	11/17/59	(500 bp) — Monthly	(11,900)
CMBX NA BB.10 Index	(10,317)	83,000	4,864	11/17/59	(500 bp) — Monthly	(5,534)
CMBX NA BB.7 Index	(76,651)	466,000	17,894	1/17/47	(500 bp) — Monthly	(59,210)
CMBX NA BB.7 Index	(68,990)	374,000	14,362	1/17/47	(500 bp) — Monthly	(54,992)
CMBX NA BB.9 Index	(48,820)	487,000	20,259	9/17/58	(500 bp) — Monthly	(29,035)
Goldman Sachs International
CMBX NA BB.7 Index	(20,581)	136,000	5,222	1/17/47	(500 bp) — Monthly	(15,490)
CMBX NA BB.7 Index	(108,429)	534,000	20,506	1/17/47	(500 bp) — Monthly	(88,442)
CMBX NA BB.7 Index	(26,051)	159,000	6,106	1/17/47	(500 bp) — Monthly	(20,100)
CMBX NA BB.7 Index	(5,072)	30,000	1,152	1/17/47	(500 bp) — Monthly	(3,949)
CMBX NA BB.9 Index	(9,161)	85,000	3,536	9/17/58	(500 bp) — Monthly	(5,707)
CMBX NA BB.9 Index	(3,611)	30,000	1,248	9/17/58	(500 bp) — Monthly	(2,392)
CMBX NA BB.9 Index	(3,570)	30,000	1,248	9/17/58	(500 bp) — Monthly	(2,351)
CMBX NA BB.9 Index	(2,296)	22,000	915	9/17/58	(500 bp) — Monthly	(1,402)
CMBX NA BB.9 Index	(799)	5,000	208	9/17/58	(500 bp) — Monthly	(596)
JPMorgan Securities LLC
CMBX NA BB.11 Index	(23,348)	216,000	11,621	11/18/54	(500 bp) — Monthly	(11,937)
CMBX NA BB.11 Index	(13,625)	137,000	7,371	11/18/54	(500 bp) — Monthly	(6,388)
CMBX NA BB.11 Index	(12,646)	127,000	6,833	11/18/54	(500 bp) — Monthly	(5,937)
CMBX NA BB.11 Index	(7,908)	116,000	6,241	11/18/54	(500 bp) — Monthly	(1,780)
CMBX NA BB.11 Index	(10,681)	104,000	5,595	11/18/54	(500 bp) — Monthly	(5,187)
CMBX NA BB.11 Index	(5,249)	77,000	4,143	11/18/54	(500 bp) — Monthly	(1,181)
CMBX NA BB.12 Index	(14,772)	162,000	9,380	8/17/61	(500 bp) — Monthly	(5,550)
CMBX NA BB.6 Index	(12,369)	86,000	9,735	5/11/63	(500 bp) — Monthly	(2,717)
CMBX NA BB.6 Index	(11,389)	81,000	9,169	5/11/63	(500 bp) — Monthly	(2,298)
CMBX NA BB.7 Index	(29,359)	232,000	8,909	1/17/47	(500 bp) — Monthly	(20,676)
CMBX NA BB.9 Index	(6,054)	105,000	4,368	9/17/58	(500 bp) — Monthly	(1,788)
CMBX NA BB.9 Index	(3,727)	88,000	3,661	9/17/58	(500 bp) — Monthly	(152)
CMBX NA BB.9 Index	(307)	2,000	83	9/17/58	(500 bp) — Monthly	(225)
CMBX NA BBB–.6 Index	(40,491)	395,000	20,185	5/11/63	(300 bp) — Monthly	(20,537)
CMBX NA BBB–.7 Index	(3,642)	77,000	354	1/17/47	(300 bp) — Monthly	(4,042)
CMBX NA BBB–.7 Index	(3,412)	94,000	432	1/17/47	(300 bp) — Monthly	(3,900)
CMBX NA BBB–.7 Index	(28,002)	738,000	3,395	1/17/47	(300 bp) — Monthly	(31,828)
Merrill Lynch International
CMBX NA BB.10 Index	(8,010)	76,000	4,454	11/17/59	(500 bp) — Monthly	(3,630)
CMBX NA BB.10 Index	(8,915)	75,000	4,395	11/17/59	(500 bp) — Monthly	(4,593)
CMBX NA BB.11 Index	(13,736)	137,000	7,371	11/18/54	(500 bp) — Monthly	(6,499)
CMBX NA BB.7 Index	(25,675)	148,000	5,683	1/17/47	(500 bp) — Monthly	(20,136)
CMBX NA BB.9 Index	(1,021)	477,000	19,843	9/17/58	(500 bp) — Monthly	18,359
CMBX NA BB.9 Index	(4,599)	108,000	4,493	9/17/58	(500 bp) — Monthly	(211)

Putnam VT Income Fund 29

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/19 cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Merrill Lynch International cont.
CMBX NA BB.9 Index	$(2,681)	$54,000	$2,246	9/17/58	(500 bp) — Monthly	$(487)
CMBX NA BBB–.7 Index	(11,964)	146,000	672	1/17/47	(300 bp) — Monthly	(12,721)
Morgan Stanley & Co. International PLC
CMBX NA BBB–.7 Index	(22,314)	219,000	1,007	1/17/47	(300 bp) — Monthly	(23,449)
CMBX NA BB.10 Index	(7,971)	76,000	4,454	11/17/59	(500 bp) — Monthly	(3,591)
CMBX NA BB.11 Index	(16,204)	165,000	8,877	11/18/54	(500 bp) — Monthly	(7,488)
CMBX NA BB.11 Index	(3,240)	34,000	1,829	11/18/54	(500 bp) — Monthly	(1,444)
CMBX NA BB.12 Index	(5,505)	77,000	4,458	8/17/61	(500 bp) — Monthly	(1,122)
CMBX NA BB.12 Index	(3,359)	46,000	2,663	8/17/61	(500 bp) — Monthly	(740)
CMBX NA BB.12 Index	(2,124)	26,000	1,505	9/17/58	(500 bp) — Monthly	(644)
CMBX NA BB.7 Index	(37,602)	195,000	7,488	1/17/47	(500 bp) — Monthly	(30,303)
CMBX NA BB.7 Index	(3,020)	58,000	2,227	1/17/47	(500 bp) — Monthly	(849)
CMBX NA BB.9 Index	(12,321)	164,000	6,822	9/17/58	(500 bp) — Monthly	(5,658)
CMBX NA BB.9 Index	(7,904)	130,000	5,408	9/17/58	(500 bp) — Monthly	(2,622)
CMBX NA BB.9 Index	(7,996)	130,000	5,408	9/17/58	(500 bp) — Monthly	(2,714)
CMBX NA BB.9 Index	(6,278)	102,000	4,243	9/17/58	(500 bp) — Monthly	(2,134)
CMBX NA BB.9 Index	(6,418)	73,000	3,037	9/17/58	(500 bp) — Monthly	(3,452)
CMBX NA BB.9 Index	(6,158)	72,000	2,995	9/17/58	(500 bp) — Monthly	(3,232)
CMBX NA BB.9 Index	(7,275)	60,000	2,496	9/17/58	(500 bp) — Monthly	(4,837)
CMBX NA BB.9 Index	(2,825)	57,000	2,371	9/17/58	(500 bp) — Monthly	(509)
CMBX NA BB.9 Index	(2,970)	55,000	2,288	9/17/58	(500 bp) — Monthly	(735)
CMBX NA BB.9 Index	(3,638)	30,000	1,248	9/17/58	(500 bp) — Monthly	(2,419)
CMBX NA BB.9 Index	(3,152)	21,000	874	9/17/58	(500 bp) — Monthly	(2,307)
Upfront premium received	—		Unrealized appreciation			18,359
Upfront premium (paid)	(1,120,101)		Unrealized (depreciation)			(697,707)
Total	$(1,120,101)		Total			$(679,348)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

30 Putnam VT Income Fund

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$3,879,122	$—
Corporate bonds and notes	—	61,887,556	—
Mortgage-backed securities	—	89,085,974	—
Purchased swap options outstanding	—	5,642,413	—
U.S. government and agency mortgage obligations	—	131,046,891	—
U.S. treasury obligations	—	38,413	—
Short-term investments	60,338,306	5,888,152	—
Totals by level	$60,338,306	$297,468,521	$—

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$(663,118)	$—	$—
Written swap options outstanding	—	(4,790,364)	—
Forward premium swap option contracts	—	(816,783)	—
TBA sale commitments	—	(16,230,000)	—
Interest rate swap contracts	—	875,082	—
Total return swap contracts	—	(33,901)	—
Credit default contracts	—	(851,198)	—
Totals by level	$(663,118)	$(21,847,164)	$—

At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

Putnam VT Income Fund 31

Statement of assets and liabilities
12/31/19

Assets
Investment in securities, at value (Notes 1 and 9):
Unaffiliated issuers (identified cost $293,808,908)	$297,675,521
Affiliated issuers (identified cost $60,131,306) (Notes 1 and 5)	60,131,306
Interest and other receivables	2,241,608
Receivable for shares of the fund sold	819,056
Receivable for investments sold	126,518
Receivable for variation margin on futures contracts (Note 1)	14,094
Unrealized appreciation on forward premium swap option contracts (Note 1)	1,024,812
Unrealized appreciation on OTC swap contracts (Note 1)	2,365,501
Premium paid on OTC swap contracts (Note 1)	1,125,200
Total assets	365,523,616

Liabilities
Payable to custodian	7,722
Payable for investments purchased	13,396
Payable for purchases of TBA securities (Note 1)	86,491,632
Payable for shares of the fund repurchased	173,362
Payable for compensation of Manager (Note 2)	82,008
Payable for custodian fees (Note 2)	80,044
Payable for investor servicing fees (Note 2)	29,191
Payable for Trustee compensation and expenses (Note 2)	157,602
Payable for administrative services (Note 2)	2,402
Payable for distribution fees (Note 2)	24,506
Payable for variation margin on futures contracts (Note 1)	103,672
Unrealized depreciation on OTC swap contracts (Note 1)	749,023
Premium received on OTC swap contracts (Note 1)	3,626,777
Unrealized depreciation on forward premium swap option contracts (Note 1)	1,841,595
Written options outstanding, at value (premiums $5,090,193) (Note 1)	4,790,364
TBA sale commitments, at value (proceeds receivable $16,249,375) (Note 1)	16,230,000
Collateral on certain derivative contracts, at value (Notes 1 and 9)	922,936
Other accrued expenses	141,598
Total liabilities	115,467,830

Net assets	$250,055,786

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$275,373,978
Total distributable earnings (Note 1)	(25,318,192)
Total — Representing net assets applicable to capital shares outstanding	$250,055,786

Computation of net asset value Class IA
Net assets	$133,985,990
Number of shares outstanding	11,523,801
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$11.63

Computation of net asset value Class IB
Net assets	$116,069,796
Number of shares outstanding	10,092,857
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$11.50

The accompanying notes are an integral part of these financial statements.

32 Putnam VT Income Fund

Statement of operations
Year ended 12/31/19

Investment income
Interest (including interest income of $876,254 from investments in affiliated issuers) (Note 5)	$10,482,289
Total investment income	10,482,289

Expenses
Compensation of Manager (Note 2)	953,492
Investor servicing fees (Note 2)	171,267
Custodian fees (Note 2)	67,770
Trustee compensation and expenses (Note 2)	7,493
Distribution fees (Note 2)	283,624
Administrative services (Note 2)	7,070
Auditing and tax fees	112,091
Other	74,019
Total expenses	1,676,826

Expense reduction (Note 2)	(1,073)
Net expenses	1,675,753

Net investment income	8,806,536

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	4,620,249
Futures contracts (Note 1)	4,798,460
Swap contracts (Note 1)	3,415,596
Written options (Note 1)	(3,038,543)
Total net realized gain	9,795,762
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	4,247,458
Futures contracts	(2,074,611)
Swap contracts	4,053,481
Written options	2,823,335
Total change in net unrealized appreciation	9,049,663

Net gain on investments	18,845,425

Net increase in net assets resulting from operations	$27,651,961

The accompanying notes are an integral part of these financial statements.

Putnam VT Income Fund 33

Statement of changes in net assets

	Year ended	Year ended
	12/31/19	12/31/18
Increase (decrease) in net assets
Operations:
Net investment income	$8,806,536	$10,003,622
Net realized gain (loss) on investments	9,795,762	(1,854,786)
Change in net unrealized appreciation (depreciation) of investments	9,049,663	(7,590,126)
Net increase in net assets resulting from operations	27,651,961	558,710
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class IA	(4,420,044)	(4,285,332)
Class IB	(3,496,355)	(3,347,903)
Net realized short-term gain on investments
Class IA	(902,283)	—
Class IB	(769,393)	—
Increase (decrease) from capital share transactions (Note 4)	2,813,245	(15,281,413)
Total increase (decrease) in net assets	20,877,131	(22,355,938)
Net assets:
Beginning of year	229,178,655	251,534,593
End of year	$250,055,786	$229,178,655

The accompanying notes are an integral part of these financial statements.

34 Putnam VT Income Fund

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Non-recurring reimbursements	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[c,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)[e]
Class IA
12/31/19	$10.81	.42	.87	1.29	(.39)	(.08)	(.47)	—	$11.63	12.24	$133,986.57		3.71	580
12/31/18	11.13	.46	(.42)	.04	(.36)	—	(.36)	—	10.81	.37	125,244.59		4.28	566
12/31/17	11.01	.45	.18	.63	(.51)	—	(.51)	—[g]	11.13	5.90	135,029.58		4.08	848
12/31/16	11.29	.48	(.24)	.24	(.52)	—	(.52)	—	11.01	2.27	142,226	.58[f]	4.38[f]	974
12/31/15	12.01	.44	(.57)	(.13)	(.59)	—	(.59)	—	11.29	(1.19)	157,239.56		3.74	868
Class IB
12/31/19	$10.70	.39	.85	1.24	(.36)	(.08)	(.44)	—	$11.50	11.89	$116,070.82		3.47	580
12/31/18	11.01	.43	(.41)	.02	(.33)	—	(.33)	—	10.70	.20	103,935.84		4.03	566
12/31/17	10.90	.42	.17	.59	(.48)	—	(.48)	—[g]	11.01	5.59	116,506.83		3.83	848
12/31/16	11.18	.45	(.24)	.21	(.49)	—	(.49)	—	10.90	2.00	105,304	.83[f]	4.12[f]	974
12/31/15	11.90	.40	(.56)	(.16)	(.56)	—	(.56)	—	11.18	(1.46)	109,874.81		3.49	868

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment.

c The charges and expenses at the insurance company separate account level are not reflected.

d Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

e Portfolio turnover includes TBA purchase and sale commitments.

f Reflects a voluntary waiver of certain fund expenses in effect during the period. As a result of such waiver, the expenses of each class reflect a reduction of less than 0.01% as a percentage of average net assets.

g Reflects a non-recurring reimbursement pursuant to a settlement between the Securities and Exchange Commission (the SEC) and Barclays Capital, Inc. which amounted to less than $0.01 per share outstanding on November 20, 2017.

The accompanying notes are an integral part of these financial statements.

Putnam VT Income Fund 35

Notes to financial statements 12/31/19

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from January 1, 2019 through December 31, 2019.

Putnam VT Income Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek high current income consistent with what Putnam Management believes to be prudent risk. The fund invests mainly in bonds that are securitized debt instruments (such as mortgage-backed investments) and other obligations of companies and governments worldwide denominated in U.S. dollars, are either investment-grade or below-investment-grade in quality (sometimes referred to as “junk bonds”) and have intermediate- to long-term maturities (three years or longer). Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. The fund typically uses to a significant extent derivatives, such as futures, options and swap contracts, for both hedging and non-hedging purposes.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class  IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1 — Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Joint trading account Pursuant to an exemptive order from the SEC, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $959,820 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes and including amortization and accretion of premiums and discounts on debt securities, is recorded on the accrual basis.

Securities purchased or sold on a delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive

36 Putnam VT Income Fund

different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts to hedge treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge term structure risk and for yield curve positioning.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and to gain exposure to specific sectors.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to gain liquid exposure to individual names, to hedge market risk and to gain exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation,

Putnam VT Income Fund 37

net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $1,760,163 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,508,092 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $317.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the overnight LIBOR for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At December 31, 2019, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
Short-term	Long-term	Total
$32,526,319	$—	$32,526,319

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences from unrealized gains and losses on certain futures

38 Putnam VT Income Fund

contracts, realized built-in losses, income on swap contracts and interest-only securities. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the fund reclassified $826,442 to increase undistributed net investment income and $826,442 to increase accumulated net realized loss.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$9,059,484
Unrealized depreciation	(15,924,246)
Net unrealized depreciation	(6,864,762)
Undistributed ordinary income	11,865,955
Capital loss carryforward	(32,526,319)
Undistributed short-term gain	2,206,934
Cost for federal income tax purposes	$342,161,307

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 29.5% of the fund is owned by accounts of one insurance company.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.550%	of the first $5 billion,
0.500%	of the next $5 billion,
0.450%	of the next $10 billion,
0.400%	of the next $10 billion,
0.350%	of the next $50 billion,
0.330%	of the next $50 billion,
0.320%	of the next $100 billion and
0.315%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.389% of the fund’s average net assets.

Putnam Management has contractually agreed, through April 30, 2021, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.25% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.07% of the fund’s average daily net assets. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class IA	$91,870
Class IB	79,397
Total	$171,267

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $1,073 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $175, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class  IB shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares. The expenses related to distribution fees during the reporting period are included in Distribution fees in the Statement of operations.

Note 3 — Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of	Proceeds
	purchases	from sales
Investments in securities, including
TBA commitments (Long-term)	$1,553,754,286	$1,513,527,848
U.S. government securities
(Long-term)	—	—
Total	$1,553,754,286	$1,513,527,848

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Putnam VT Income Fund 39

Note 4 — Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

		Class IA shares				Class IB shares
	Year ended 12/31/19		Year ended 12/31/18		Year ended 12/31/19		Year ended 12/31/18
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,104,553	$12,372,142	954,930	$10,334,231	2,743,741	$30,313,806	1,993,948	$21,331,723
Shares issued in connection with
reinvestment of distributions	494,640	5,322,327	400,873	4,285,332	400,164	4,265,748	315,840	3,347,903
	1,599,193	17,694,469	1,355,803	14,619,563	3,143,905	34,579,554	2,309,788	24,679,626
Shares repurchased	(1,660,843)	(18,601,595)	(1,906,164)	(20,577,682)	(2,767,626)	(30,859,183)	(3,173,588)	(34,002,920)
Net increase (decrease)	(61,650)	$(907,126)	(550,361)	$(5,958,119)	376,279	$3,720,371	(863,800)	$(9,323,294)

Note 5 — Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares outstanding
	Fair value as of				and fair value as of
Name of affiliate	12/31/18	Purchase cost	Sale proceeds	Investment income	12/31/19
Short-term investments
Putnam Short Term Investment Fund*	$30,294,386	$97,215,111	$67,378,191	$876,254	$60,131,306
Total Short-term investments	$30,294,386	$97,215,111	$67,378,191	$876,254	$60,131,306

*Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6 — Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 7 — Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased TBA commitment option contracts (contract amount)	$19,800,000
Purchased swap option contracts (contract amount)	$581,200,000
Written TBA commitment option contracts (contract amount)	$28,600,000
Written swap option contracts (contract amount)	$441,600,000
Futures contracts (number of contracts)	800
Centrally cleared interest rate swap contracts (notional)	$405,600,000
OTC total return swap contracts (notional)	$24,900,000
Centrally cleared total return swap contracts (notional)	$2,300,000
OTC credit default contracts (notional)	$54,300,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging	Statement of assets and		Statement of assets and
instruments under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Credit contracts	Receivables	$691,371	Payables	$1,542,569
Investments, Receivables,
	Net assets — Unrealized		Payables, Net assets —
Interest rate contracts	appreciation	11,794,056*	Unrealized depreciation	11,580,727*
Total		$12,485,427		$13,123,296

*Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

40 Putnam VT Income Fund

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging
instruments under ASC 815	Options	Futures	Swaps	Total
Credit contracts	$—	$—	$1,500,419	$1,500,419
Interest rate contracts	(1,166,685)	4,798,460	1,915,177	5,546,952
Total	$(1,166,685)	$4,798,460	$3,415,596	$7,047,371

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging
instruments under ASC 815	Options	Futures	Swaps	Total
Credit contracts	$—	$—	$2,291,301	$2,291,301
Interest rate contracts	(418,651)	(2,074,611)	1,762,180	(731,082)
Total	$(418,651)	$(2,074,611)	$4,053,481	$1,560,219

Note 8 — New accounting pronouncements

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017–08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310–20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities held at a premium, to be amortized to the earliest call date. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. The adoption of these amendments is not material to the financial statements.

Putnam VT Income Fund 41

Note 9 — Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Goldman Sachs International	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	Toronto-Dominion Bank	UBS AG	Wells Fargo Bank, N.A.	Total
Assets:
Centrally cleared interest rate
swap contracts§	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
OTC Total return
swap contracts*#	—	5,778	—	—	—	4,576	5,342	—	—	—	—	—	—	—	15,696
OTC Credit default contracts —
protection sold*#	—	—	—	—	—	74,718	51,840	—	105,075	9,598	2,193	—	—	—	243,424
OTC Credit default contracts —
protection purchased*#	—	—	—	—	112,531	74,103	39,141	—	105,572	47,440	69,160	—	—	—	447,947
Futures contracts§	—	—	—	—	—	—	—	—	14,094	—	—	—	—	—	14,094
Forward premium swap
option contracts#	298,888	—	—	67,615	—	—	111,377	292,792	—	—	176,234	—	14,549	63,357	1,024,812
Purchased swap options**#	999,198	—	—	169,941	—	—	59,071	—	—	—	4,324,888	4,056	85,259	—	5,642,413
Repurchase agreements**	—	—	—	—	941,000	—	—	—	—	—	—	—	—	—	941,000
Total Assets	$1,298,086	$5,778	$—	$237,556	$1,053,531	$153,397	$266,771	$292,792	$224,741	$57,038	$4,572,475	$4,056	$99,808	$63,357	$8,329,386
Liabilities:
Centrally cleared interest rate
swap contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
OTC Total return
swap contracts*#	614	27,439	—	618	—	1,442	15,452	1,243	2,789	—	—	—	—	—	49,597
OTC Credit default contracts —
protection sold*#	29,553	—	—	—	348,856	312,086	140,133	—	486,617	65,873	152,257	—	—	—	1,535,375
OTC Credit default contracts —
protection purchased*#	—	—	—	—	588	—	—	—	4,714	757	1,135	—	—	—	7,194
Futures contracts§	—	—	—	—	—	—	—	—	103,672	—	—	—	—	—	103,672
Forward premium swap
option contracts#	383,602	—	—	223,105	—	—	252,640	636,307	—	—	263,901	—	15,368	66,672	1,841,595
Written swap options#	—	—	—	312,369	—	—	68,906	—	—	—	4,129,169	27,009	252,911	—	4,790,364
Total Liabilities	$413,769	$27,439	$—	$536,092	$349,444	$313,528	$477,131	$637,550	$597,792	$66,630	$4,546,462	$27,009	$268,279	$66,672	$8,327,797
Total Financial and Derivative
Net Assets	$884,317	$(21,661)	$—	$(298,536)	$704,087	$(160,131)	$(210,360)	$(344,758)	$(373,051)	$(9,592)	$26,013	$(22,953)	$(168,471)	$(3,315)	$1,589
Total collateral
received (pledged)†##	$715,936	$—	$—	$(205,328)	$674,043	$(160,131)	$(188,682)	$(312,325)	$(291,857)	$—	$26,013	$—	$—	$30,000
Net amount	$168,381	$(21,661)	$—	$(93,208)	$30,044	$—	$(21,678)	$(32,433)	$(81,194)	$(9,592)	$—	$(22,953)	$(168,471)	$(33,315)
Controlled collateral received
(including TBA commitments)**	$715,936	$—	$—	$—	$—	$—	$—	$—	$—	$—	$177,000	$—	$—	$30,000	$922,936
Uncontrolled collateral received	$—	$—	$—	$—	$959,820	$—	$—	$—	$—	$—	$—	$—	$—	$—	$959,820
Collateral (pledged) (including
TBA commitments)**	$—	$—	$—	$(205,328)	$(285,777)	$(224,123)	$(188,682)	$(312,325)	$(291,857)	$—	$—	$—	$—	$—	$(1,508,092)

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $677,561 and $2,442,994, respectively.

42 Putnam VT Income Fund	Putnam VT Income Fund 43

About the Trustees

Name Year of birth Position held	Principal occupations during past five years	Other directorships	
Independent Trustees			
Liaquat Ahamed Born 1952 Trustee since 2012	Author; won Pulitzer Prize for *Lords of Finance: The Bankers Who Broke the World.*	Director of the Rohatyn Group, an emerging-market fund complex that manages money for institutions; a director and Treasurer of the Sun Valley Writers Conference, a literary not-for-profit organization; trustee of the New York Society Library; and a trustee of the Journal of Philosophy.	
Ravi Akhoury Born 1947 Trustee since 2009	Private Investor	Director of English Helper, Inc., a private software company; Trustee of the Rubin Museum, serving on the Investment Committee; and previously a Director of RAGE Frameworks, Inc.	
Barbara M. Baumann Born 1955 Trustee since 2010	President of Cross Creek Energy Corporation, a strategic consultant to domestic energy firms and direct investor in energy projects.	Director of Buckeye Partners, L.P., a publicly traded master limited partnership focused on pipeline transport, storage and distribution of petroleum products; director of Devon Energy Corporation, an independent natural gas and oil exploration and production company; Chair of the Board of Trustees of Mount Holyoke College; member of the Finance Committee of the Children's Hospital of Colorado; Treasurer and Chair of the Finance Committee of the Board of The Denver Foundation; Senior Advisor for First Reserve, an energy private equity firm; previously a director of UNS Energy Corporation, a publicly held electric and gas utility in Arizona; and previously a director of SM Energy Corporation, a publicly held U.S. exploration and production company.	
Katinka Domotorffy Born 1975 Trustee since 2012	Voting member of the Investment Committees of the Anne Ray Foundation and Margaret A. Cargill Foundation, part of the Margaret A. Cargill Philanthropies.	Director of the Great Lakes Science Center and of College Now Greater Cleveland.	
Catharine Bond Hill Born 1954 Trustee since 2017	Managing Director of Ithaka S+R, a not-for-profit service that helps the academic community navigate economic and technological change. From 2006 to 2016, the 10th president of Vassar College.	Director of Yale-NUS College; Alumni Fellow to the Yale Corporation; and Trustee of Yale University.	
Paul L. Joskow Born 1947 Trustee since 1997	The Elizabeth and James Killian Professor of Economics, Emeritus at the Massachusetts Institute of Technology (MIT). From 2008 to 2017, the President of the Alfred P. Sloan Foundation, a philanthropic institution focused primarily on research and education on issues related to science, technology, and economic performance.	Trustee of Yale University; a Director of Exelon Corporation, an energy company focused on power services; and a Member Emeritus of the Board of Advisors of the Boston Symphony Orchestra.	
Kenneth R. Leibler Born 1949 Trustee since 2006 Vice Chair from 2016 to 2018, and Chair since 2018	Vice Chairman Emeritus of the Board of Trustees of Beth Israel Deaconess Hospital in Boston.	Director of Eversource Corporation, which operates New England's largest energy delivery system; previously the Chairman of the Boston Options Exchange, an electronic marketplace for the trading of listed derivatives securities; previously the Chairman and Chief Executive Officer of the Boston Stock Exchange; and previously the President and Chief Operating Officer of the American Stock Exchange.	
Robert E. Patterson Born 1945 Trustee since 1984	Until 2017, Co-Chairman of Cabot Properties, Inc., a private equity firm investing in commercial real estate, and Chairman or Co-Chairman of the Investment Committees for various Cabot Funds. Formerly, a Senior Advisor to these entities.	None	
George Putnam, III Born 1951 Trustee since 1984	Chairman of New Generation Research, Inc., a publisher of financial advisory and other research services, and President of New Generation Advisors, LLC, a registered investment adviser to private funds.	Director of The Boston Family Office, LLC, a registered investment advisor; a Trustee of the Gloucester Marine Genomics Institute; previously a Trustee of the Marine Biological Laboratory; and previously a Trustee of Epiphany School.

44 Putnam VT Income Fund

*Mr. Reynolds is an “interested person” (as defined in the Investment Company Act of 1940) of the fund and Putnam Investments. He is President and Chief Executive Officer of Putnam Investments, as well as the President of your fund and each of the other Putnam funds.

The address of each Trustee is 100 Federal Street, Boston, MA 02110.

As of December 31, 2019, there were 91 Putnam funds. All Trustees serve as Trustees of all Putnam funds.

Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 75, removal, or death.

Officers

In addition to Robert L. Reynolds, the other officers of the fund are shown below:

Robert T. Burns (Born 1961)	Michael J. Higgins (Born 1976)	Denere P. Poulack (Born 1968)
Vice President and Chief Legal Officer	Vice President, Treasurer, and Clerk	Assistant Vice President, Assistant Clerk, and
Since 2011	Since 2010	Assistant Treasurer
General Counsel, Putnam Investments, Putnam		Since 2004
Management, and Putnam Retail Management	Jonathan S. Horwitz (Born 1955)
	Executive Vice President, Principal Executive	Janet C. Smith (Born 1965)
James F. Clark (Born 1974)	Officer, and Compliance Liaison	Vice President, Principal Financial Officer,
Vice President and Chief Compliance Officer	Since 2004	Principal Accounting Officer, and Assistant
Since 2016		Treasurer
Chief Compliance Officer and Chief Risk Officer,	Richard T. Kircher (Born 1962)	Since 2007
Putnam Investments and Chief Compliance	Vice President and BSA Compliance Officer	Head of Fund Administration Services, Putnam
Officer, Putnam Management	Since 2019	Investments and Putnam Management
Assistant Director, Operational Compliance,
Nancy E. Florek (Born 1957)	Putnam Investments and Putnam	Mark C. Trenchard (Born 1962)
Vice President, Director of Proxy Voting and	Retail Management	Vice President
Corporate Governance, Assistant Clerk, and		Since 2002
Assistant Treasurer	Susan G. Malloy (Born 1957)	Director of Operational Compliance,Putnam
Since 2000	Vice President and Assistant Treasurer	Investments and Putnam Retail Management
Since 2007
Head of Accounting and Middle Office Services,
Putnam Investments and Putnam Management

The principal occupations of the officers for the past five years have been with the employers as shown above, although in some cases they have held different positions with such employers. The address of each officer is 100 Federal Street, Boston, MA 02110.

Putnam VT Income Fund 45

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2019, are available in the Individual Investors section of putnam.com and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT from the SEC’s website at www.sec.gov.

Prior to its use of Form N-PORT, the fund filed its complete schedule of its portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Fund information

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investments	Kenneth R. Leibler, Chair
100 Federal Street	Mailing address:	Liaquat Ahamed
Boston, MA 02110	P.O. Box 219697	Ravi Akhoury
	Kansas City, MO 64121-9697	Barbara M. Baumann
Investment Sub-Advisor	1-800-225-1581	Katinka Domotorffy
Putnam Investments Limited		Catharine Bond Hill
16 St James’s Street	Custodian	Paul L. Joskow
London, England SW1A 1ER	State Street Bank and Trust Company	Robert E. Patterson
George Putnam, III
Marketing Services	Legal Counsel	Robert L. Reynolds
Putnam Retail Management	Ropes & Gray LLP	Manoj P. Singh
100 Federal Street
Boston, MA 02110	Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP

The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

This report has been prepared for the shareholders	TR512
of Putnam VT Income Fund.	VTAN035 319814 2/20

Item 2. Code of Ethics:

(a) The fund's principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund's investment manager. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investments which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Putnam Investments with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In October 2019, the Code of Ethics of Putnam Investments was amended. The key changes to the Code of Ethics are as follows: (i) Employee notification to the Code of Ethics Officer before acting as a public official for any government entity (ii) Clarifying changes to the Insider Trading provisions and to the rules for trading in securities issued by Great-West Lifeco.

Item 3. Audit Committee Financial Expert:

The Funds' Audit, Compliance and Distributions Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each of the members of the Audit, Compliance and Distributions Committee also possess a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualify them for service on the Committee. In addition, the Trustees have determined that each of Mr. Patterson, Ms. Baumann and Mr. Singh qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education. The SEC has stated, and the funds' amended and restated agreement and Declaration of Trust provides, that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit, Compliance and Distribution Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund's independent auditor:

Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

December 31, 2019	$104,559	$ —	$7,497	$ —
December 31, 2018	$101,785	$685*	$10,517	$ —

*	Fees billed to the fund for services relating to a review of certain trading activity that was the subject of a settlement between Putnam Investment Management, LLC and the Securities and Exchange Commission.

For the fiscal years ended December 31, 2019 and December 31, 2018, the fund's independent auditor billed aggregate non-audit fees in the amounts of $165,172 and $627,657 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund's last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund's last two fiscal years for services traditionally performed by the fund's auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund's last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

Pre-Approval Policies of the Audit, Compliance and Distributions Committee. The Audit, Compliance and Distributions Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds' independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Distributions Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds' independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund's independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2–01 of Regulation S-X.

Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees

December 31, 2019	$ —	$157,675	$ —	$ —
December 31, 2018	$ —	$616,482	$ —	$ —

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant's schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 180 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Management Investment Companies:

Not Applicable

Item 13. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds, which incorporates the Code of Ethics of Putnam Investments, is filed herewith.

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: February 28, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: February 28, 2020

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: February 28, 2020